                                                              FILE NOS. 33-91174
                                                                        811-9022


  As filed with the Securities and Exchange Commission on January 16, 1996
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                      PRE-EFFECTIVE AMENDMENT NO. _____                     [_]
                      POST-EFFECTIVE AMENDMENT NO.   3                      [X]
                                                   ----
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                       AMENDMENT NO.   6                                    [X]
                                     ----
                        (CHECK APPROPRIATE BOX OR BOXES)

                         WITH RESPECT TO COMMON STOCK:

                            AIG ALL AGES FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                    70 PINE STREET, NEW YORK, NEW YORK 10270
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 (800) 862-3984
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             CT CORPORATION SYSTEM
                                 1633 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

          With respect to Guarantee:                                   With respect to Support Agreement:
         AIG CAPITAL MANAGEMENT CORP.                                   AMERICAN INTERNATIONAL GROUP, INC.
(Exact name of co-registrant as specified in charter)       (Exact name of co-registrant as specified in charter)

       70 PINE STREET, NEW YORK, NEW YORK 10270                      70 PINE STREET, NEW YORK, NEW YORK 10270
       (Address of principal executive offices)                      (Address of principal executive offices)

                 (212) 770-7000                                                    (212) 770-7000
(Co-registrant's telephone number, including area code)      (Co-registrant's telephone number, including area code)

                ELIZABETH M. TUCK                                                KATHLEEN E. SHANNON
             AIG Capital Management Corp.                                American International Group, Inc.
         70 Pine Street, New York, New York 10270                     70 Pine Street, New York, New York 10270
         (Name and address of agent for service)                       (Name and address of agent for service)

                                                   COPIES TO:
                ROBERT W. HELM, ESQ.                                             DAVID HARTMAN, ESQ.
               DECHERT PRICE & RHOADS                                      AMERICAN INTERNATIONAL GROUP, INC.
        1500 K STREET, WASHINGTON, DC 20005                             70 PINE STREET, NEW YORK, NEW YORK 10270

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[_]  immediately upon filing pursuant   [X]     on February 15, 1996 pursuant
     to paragraph (b) of Rule 485.              to paragraph (b) of Rule 485.

[_]  60 days after filing pursuant      [_]     on (date) pursuant to
     to paragraph (a)(1) of Rule 485.           paragraph (a)(1) of Rule 485.

[_]  75 days after filing pursuant      [_]    on (date) pursuant to
     to paragraph (a)(2) of Rule 485.          paragraph (a)(2) of Rule 485.


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

REGISTRANT AIG ALL AGES FUNDS, INC. HAS REGISTERED UNDER THE SECURITIES ACT OF 1933 AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO RULE 24f-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT INTENDS TO FILE THE NOTICE REQUIRED BY RULE 24f-2 WITHIN THE TIME PERIOD REQUIRED BY SUCH RULE.

                                EXPLANATORY NOTE

     This Registration Statement relates to (A) the registration under the Investment Company Act of 1940 of AIG All Ages Funds, Inc. (the "Registrant"), an open-end management investment company, and (B) the registration under the Securities Act of 1933 of (i) an indefinite number of shares of common stock of the Registrant; (ii) a guarantee (the "Guarantee") by AIG Capital Management Corp. (the "Manager") to the Registrant that the net asset value of the shares of AIG Retiree Fund -- 2003, a series of the Registrant managed by the Manager (the "Fund"), will be sufficient, on or after November 15, 2003, that shareholders of the Fund who have reinvested all dividends and distributions will receive, upon redemption of their shares, at least the amount of their original investment (including any sales charge paid); and (iii) a Support Agreement (the "Support Agreement") entered into between American International Group, Inc. ("AIG") and the Manager pursuant to which AIG will provide financial support to the Manager in the event it is unable to meet its obligations under the Guarantee. No separate consideration will be received by the Manager or AIG for entering into the Guarantee or the Support Agreement. Shares of the Fund will be offered only for a limited period (the "Offering Period"). The maximum amount payable under the Guarantee and the Support Agreement will equal, without duplication, the aggregate purchase price, including sales charges, of all shares of the Fund sold during the Offering Period. This Registration Statement has also been signed by First Global Equity Portfolio (the "Equity Portfolio") a registered open-end management investment company in which the Fund will invest.

     This Post-Effective Amendment No. 3 is being filed to designate a new effective date for Post-Effective Amendment No. 2 to the Registration Statement, which was filed on November 3, 1995. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C for the AIG Children's World Fund -- 2005 from Post-Effective Amendment No. 1 to the Registration Statement, and the financial statements relating to that fund and the guarantee issued in connection therewith.

               PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                      RELATING TO AIG RETIREE FUND -- 2003
                   CROSS REFERENCE SHEET REQUIRED BY RULE 495
                        UNDER THE SECURITIES ACT OF 1933


     The enclosed Prospectus, Statement of Additional Information and Part C relate only to AIG Retiree Fund -- 2003, a series of AIG All Ages Funds, Inc. (the "Fund"), and contain information relating only to this series. Information relating to AIG Children's World Fund -- 2005 is incorporated by reference from Post-Effective Amendment No. 1 to the Fund's registration statement, filed on September 21, 1995.

Item No. in Part A of Form N-1A             Location in Prospectus
---------------------------------           ----------------------
1.   Cover Page                             Cover Page

2.   Synopsis                               Not applicable

3.   Condensed Financial
      Information                           Not applicable

4.   General Description of                 Investment Objectives and Management
      Registrant                            Policies; American International
                                            Group, Inc.

5.   Management of Fund Investment
      Advisory Services

5a.  Managers' Discussion of
      Fund Performance                      Not applicable

6.   Capital Stock and Other                Organization and Capitalization;
      Securities                            Dividends   and Distributions; Taxes;
                                            Investment Objectives and Management
                                            Policies -- The Manager's Guarantee

7.   Purchase of Securities Being           Cover Page; Purchase of Shares
      Offered

8.   Redemption or Repurchase               Redemption or Repurchase of Shares

9.   Pending Legal Proceedings              Not applicable

                                              Location in Statement of Additional
Item No. in Part B of Form N-1A                           Information
------------------------------------------  ------------------------------------
10.  Cover Page                             Cover Page

11.  Table of Contents                      Table of Contents

12.  General Information and History        General Information

13.  Investment Objectives and Policies     Investment Objectives and Policies

14.  Management of the Registrant           Management and Expenses

15.  Control Persons and Principal          Directors and Officers
      Holders of Securities

16.  Investment Advisory and Other          Management and Expenses; Other
      Services                               Information

17.  Brokerage Allocation                   Portfolio Transactions and Brokerage

18.  Capital Stock and Other Securities     Other Information -- Capital Stock

19.  Purchase, Redemption and Pricing of    Purchase and Redemption of Fund Shares;
      Valuation

20.  Tax Status                             Taxes

21.  Underwriters                           Distribution Services

22.  Calculation of Performance Data        Not applicable

23.  Financial Statements                   Not applicable

                 Subject to Completion, dated January 16, 1996


                         AIG RETIREE FUND -- 2003
                                  a series of
                           AIG All Ages Funds, Inc.
          505 Carr Road, Wilmington, Delaware 19809 . (800) 862-3984

                                      ----

          This prospectus describes the AIG Retiree Fund -- 2003 (the "Fund"). The Fund is a diversified series of AIG All Ages Funds, Inc., an open-end management investment company. The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2003, of the full amount originally invested (including any sales charge paid) by each shareholder who has reinvested all dividends and distributions. The Fund pursues its first objective by investing a portion of its assets in zero coupon securities that are the direct obligations of the United States Treasury ("Treasury Securities"), combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee will be backed by its parent, American International Group, Inc. ("AIG").

          The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in a globally diversified portfolio of equity securities. There can be no assurance that this second objective of total return on capital will be achieved.

          The Fund is intended for shareholders who are not seeking current income, but rather are looking for an investment vehicle that offers up-side potential while guaranteeing the return of their original investment, including any sales charge paid.

          Shares of the Fund will be offered to investors only from February 15, 1996 through November 30, 1996. During this limited period the shares will be offered at their net
                                                           (Continued on Page 2)

                                      ----

SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus sets forth concisely the information a prospective investor should know about the Fund and the Equity Portfolio before investing. Please read it carefully before you invest and keep it for future reference.
Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or the addresses set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

                The date of this prospectus is January 16, 1996.

AIG Retiree Fund -- 2003, Page 2

asset value plus the applicable sales charge, if any. The Fund does not expect that its shares will be offered after November 30, 1996.

          The Fund seeks to achieve the investment objective of total return on capital by investing a portion of its investable assets in the First Global Equity Portfolio (the "Equity Portfolio"), a diversified open-end management investment company with the same investment objective. Both the Fund and the Equity Portfolio are managed by the Manager and investment advice is provided by affiliated companies. By investing in the Equity Portfolio, the Fund differs from those mutual funds that directly acquire and manage their own portfolio of securities. The Fund and the Equity Portfolio constitute a two-tier master-feeder structure. The two-tier structure permits the Equity Portfolio to offer its shares to other investors and thus is intended to reduce certain expenses that would otherwise be payable entirely by the Fund. The Fund will directly acquire and manage its portfolio of Treasury Securities. See "Special Information Concerning the Two-Tier Structure."

          The Fund is an open-end fund, which means that shareholders may elect to receive dividends and distributions in cash and may redeem some or all of their shares at any time. However, under the terms of the Manager's Guarantee, shareholders who desire to be certain of receiving the full amount of their original investment from the Fund on or after November 15, 2003 must reinvest all dividends and distributions in additional shares and hold all their shares until November 15, 2003. Further discussion of the Manager's Guarantee is contained in the Statement of Additional Information. The Fund is intended for long-term investors and is not appropriate for investors seeking current income or investors who do not intend to reinvest dividends and distributions. Shareholders are urged to consult their tax advisers concerning the effect of federal, state, and local income taxes in their individual circumstances. See "Taxes." In addition, the Fund may not be appropriate for investors who expect to redeem all or a portion of their shares prior to November 15, 2003 because there can be no assurance of the amount that will be received upon early redemption. The net asset value of a share of the Fund can be expected to fluctuate substantially owing to changes in prevailing interest rates that will affect the current value of the Fund's holdings of zero coupon securities, as well as changes in the value of the Fund's other holdings. Although the two-tier structure permits the Equity Portfolio to offer its shares to other investors and thus is intended to reduce certain expenses that would otherwise be payable entirely by the Fund, the Fund itself does not expect to offer its shares after November 30, 1996 and will not benefit from an inflow of new capital investments. In addition, the Fund may experience redemptions and capital losses prior to November 15, 2003 and will pay dividends and distributions in cash to shareholders who so elect. Losses, redemptions and dividends and distributions paid in cash will reduce the Fund's assets and its ability to meet the total return objective. See "Investment Objectives and Management Policies -- Proposed Operations of the Fund" and "Risk Factors -- Zero Coupon Securities."

          The Fund is sold through financial intermediaries by individual account representatives who recommend and sell mutual funds, stocks, bonds and other securities. Account representatives provide a wide array of services to their clients. An important service is assisting clients in their financial planning and in choosing investment products that fit their risk and investment profiles. There can be no assurance that an account representative's recommendations will be suitable or that, if purchased, they will result in the anticipated financial benefits. Their responsibility to their clients is to offer

AIG Retiree Fund -- 2003, Page 3

advice based on their knowledge of the products they are recommending and understanding their clients' needs, for which they receive a fee or commission paid by their clients. If you do not fully understand the shares that are offered by this Prospectus, you may wish to consult your account representative.

THE FUND'S AND THE EQUITY PORTFOLIO'S EXPENSES

          The following table lists the costs and expenses that an investor will pay as a shareholder of the Fund, based upon the sales charge that may be incurred at the time of purchase and upon the projected annual operating expenses of the Fund and the Equity Portfolio, as a percentage of average net assets of the Fund. THE DIRECTORS OF THE FUND BELIEVE THAT THE AGGREGATE PER SHARE EXPENSES OF THE FUND AND THE EQUITY PORTFOLIO WILL BE LESS THAN OR APPROXIMATELY EQUAL TO THE EXPENSES THAT THE FUND WOULD INCUR IF THE ASSETS OF THE FUND THAT ARE INVESTED IN THE EQUITY PORTFOLIO WERE INSTEAD INVESTED DIRECTLY BY THE FUND IN THE TYPE OF SECURITIES HELD BY THE EQUITY PORTFOLIO.


SHAREHOLDER TRANSACTION EXPENSES/1/


     Maximum sales load imposed on purchases
          (as a percentage of offering price)                        4.75%
     Maximum sales load imposed on reinvested dividends
          (as a percentage of offering price)                         None
     Deferred sales load
          (as a percentage of original purchase
          price or redemption proceeds,
          as applicable):
               Shares acquired under Large Purchase Privilege/2/     1.00%
               All other shares                                       None
     Redemption fees
          (as a percentage of amount redeemed)                        None
     Exchange fee                                                     None
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

     Management fees (assuming 65% of the Fund's assets
          are invested directly in Treasury Securities
          and 35% in the Equity Portfolio):
               Treasury Securities                     0.20% x 65% = 0.13%
               Equity Portfolio                        1.20% x 35% = 0.42%
                                                                     ----
               Estimated total management fees                       0.55%/3/
     12b-1 fees (DURING OFFERING PERIOD ONLY)                        0.50%
     Other expenses/4/                                               1.00%
                                                                     ----
     Total Fund Operating Expenses:
          Before Manager's assumption of the Fund's expenses/5/      2.05%
                                                                     ----
          After Manager's assumption of the Fund's expenses
          during the Offering Period                                 1.95%
                                                                     ====

---------------
/1/ Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. Reduced sales charges apply to purchases of $100,000 or more. See "Purchase of Shares."

/2/ The redemption within one year of shares purchased at net asset value under the Large Purchase Privilege (available for purchases in amounts of $1 million or more) may be subject to a 1% contingent deferred sales charge. See "Purchase of Shares."

/3/ The management fee will be 0.55% if 65% of the Fund's assets are invested directly in Treasury Securities and 35% in the Equity Portfolio. However, this allocation will fluctuate with changes in market conditions. See "Investment Objectives and Management Policies -- Proposed Operations of the Fund." The Manager estimates that, under normal market conditions, the portion of the Fund's assets invested in Treasury Securities will not be less than 50% or more than 80% during the Offering Period. Thus the total management fee is estimated to vary between 0.40% and 0.70%. However, in extreme market conditions, the percentage of Treasury Securities could be less than 50% or more than 80%, with the result that the total management fee would fall outside the indicated range.

/4/ Comprises expenses payable directly by the Fund plus the Fund's pro rata share of expenses incurred by the Equity Portfolio.

/5/ The Manager's assumption of the Fund's expenses is subject to reimbursement by the Fund in subsequent years under certain circumstances.

AIG Retiree Fund -- 2003, Page 4

          "Other expenses" in the above table include, among other things, fees for transfer agent services, custodial fees, directors' and trustees' fees, legal fees and accounting fees, printing costs, registration fees, costs of preparing and distributing reports to shareholders and the fee for shareholder servicing described under "Shareholder Servicing Agreement," and is based on estimated amounts for the current fiscal year, assuming that the average assets of the Fund during such year are $83,300,000. The Manager has agreed to assume the Fund's expenses to the extent Total Fund Operating Expenses during the Offering Period exceed 1.95% of average daily net assets, subject to reimbursement by the Fund in subsequent years under certain circumstances. See "Investment Advisory Services -- The Manager." RULE 12B-1 FEES WILL BE PAYABLE ONLY DURING THE OFFERING PERIOD. AFTER THE OFFERING PERIOD, TOTAL FUND OPERATING EXPENSES ARE ESTIMATED NOT TO EXCEED 1.95%.

          The following example is intended to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly.

     EXAMPLE

     You would pay the following expenses on a       1 Year      3 Years
     $1,000 investment assuming                      ------      -------

     (1) 5% annual return and (2) redemption at
     the end of each time period:                     $66          $106
                                                      ===          ====


          The example is intended to assist you in comparing expenses of the Fund with those of other funds over varying investment periods. All funds are required to present this information based on an assumed return of 5%. This makes the comparison of various funds simpler. However, the Fund's actual return will vary and may be greater or less than 5%. Also, if you redeem your shares before November 15, 2003, your proceeds may be less than the amount you originally invested. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

IN GENERAL

          The Fund has two investment objectives. The first is to provide a guaranteed return at any time on or after November 15, 2003 (the "Maturity Date") of the full amount originally invested (including any sales charge paid) by each shareholder who has reinvested all dividends and distributions, which the Fund pursues through investment of a portion of its assets in zero coupon Treasury Securities, with additional assurance provided by the guarantee (the "Manager's Guarantee") of the Manager, backed by its parent AIG. The second objective is to achieve total return on capital through both capital gains (realized and unrealized) and income, by investing the balance of its assets in a globally diversified portfolio of equity securities. See "-- Proposed Operations of the Fund." The investment objectives of the Fund are fundamental and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

AIG Retiree Fund -- 2003, Page 5

          The Fund's investment strategy with respect to zero coupon Treasury Securities, together with the Manager's Guarantee, ensures that shareholders who reinvest all dividends and distributions will receive the full amount of their original investment when they redeem their shares on or after the Maturity Date. In addition, the Manager believes that the Equity Portfolio's investment strategies should be sufficient to accomplish the Fund's investment objective of total return, but there can be no assurance that this objective will be achieved. The Fund is structured as an open-end investment company and shareholders may redeem their shares at any time and may elect to receive dividends and distributions in cash. However, pursuant to the terms of the Manager's Guarantee, shareholders who wish to be certain of receiving the full amount of their original investment must reinvest all dividends and distributions in additional shares and hold all their shares until the Maturity Date. There can be no assurance that shareholders who elect to receive distributions in cash will receive the full amount of their original investment on or after the Maturity Date. In addition, while the amount sought to be returned on or after the Maturity Date to shareholders may equal or exceed the amount originally invested, the present value of that amount may be substantially less. The Manager's Guarantee is discussed in further detail in the Statement of Additional Information.

          Shareholders also should be aware that a substantial portion of the amount returned on or after the Maturity Date represents accretion of interest on the Fund's zero coupon Treasury Securities. The annual accretion will be taxable to shareholders as ordinary income each year over the term of the Fund, even for shareholders who reinvest all dividends and distributions. Shareholders are urged to consult their tax advisers concerning the effect of federal, state, and local income taxes in their individual circumstances. See "Taxes."

          When the zero coupon Treasury Securities in the Fund's portfolio mature on or about the Maturity Date, the Fund will reinvest the principal amount in short-term, highly liquid obligations of the U.S. Government. The value of these securities is not expected to fluctuate significantly, so shareholders who redeem their shares at any time on or after the Maturity Date should expect to receive the amount of their initial investment (from the liquidation of the Fund's Treasury Securities) plus the value (if any) of their proportionate share of the Fund's interest in the Equity Portfolio. After the Maturity Date, the Board of Directors may, in its sole discretion and without shareholder approval, cause the Fund to redeem all of its outstanding shares at their net asset value and distribute the proceeds to shareholders if the Board determines that continuing the existence of the Fund is not in the best interests of the Fund. Pursuant to the terms of the Manager's Guarantee, shareholders who have reinvested all dividends and distributions will be certain to receive the full amount of their original investment in the event of such redemption.

ZERO COUPON SECURITIES

          A zero coupon security is a debt obligation that entitles the holder to a specified sum at maturity but does not provide for any periodic payments of interest prior thereto. Such a security is therefore issued and traded at a discount from its amount due at maturity (the "face value"). Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities or issued by private corporate

AIG Retiree Fund -- 2003, Page 6

issuers. The Fund, however, will invest in zero coupon securities only if they are direct obligations of the United States Treasury. The discount from face value at which zero coupon securities are purchased varies depending on the time remaining to maturity, prevailing interest rates and the liquidity of the security. Because the discount from face value is known at the time of investment, investors holding zero coupon Treasury Securities until maturity know the total amount of their investment return at the time of investment.

          In contrast to zero coupon securities, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on reinvestments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. For a discussion of risks associated with the sale of zero coupon securities prior to maturity, see "Risk Factors -- Zero Coupon Securities."

FIRST GLOBAL EQUITY PORTFOLIO

          The Fund seeks to achieve its investment objective of total return on capital by investing the portion of its assets not invested in zero coupon Treasury Securities in the Equity Portfolio, which is managed by the same Manager as the Fund. The investment objective of the Equity Portfolio is to achieve total return on capital through both capital growth (realized and unrealized) and income. This objective is identical to the objective of the Fund with respect to those assets invested in the Equity Portfolio. The Equity Portfolio seeks to achieve its objective by making global investments in securities of issuers from around the world. This investment objective is a fundamental policy and cannot be changed without approval of the owners of beneficial interests in the Equity Portfolio (which include the Fund and other investors in the Equity Portfolio). There can be no assurance that the Equity Portfolio will achieve its investment objective of total return on capital.

          Under normal conditions at least 80% of the Equity Portfolio's assets will be invested in securities of issuers organized in one or more of the following countries: the United States, the United Kingdom, Canada, Australia, Japan, France, Germany, Italy, the Netherlands, Spain, Sweden, Switzerland, Hong Kong, Singapore and Malaysia. The Manager has selected the securities markets of these 15 countries because they are among the largest in the world. The Equity Portfolio may, however, invest in securities of issuers incorporated or organized in any country. No more than 30% of the Equity Portfolio's assets may be invested in securities of issuers incorporated or organized in any one country, except that up to 100% of such assets may be invested in securities of issuers organized in the United States. Securities may be included in the Equity Portfolio without regard to minimum capitalization of their issuers. For a discussion of the risks associated with investment in securities of foreign issuers, see "Risk Factors -- Foreign Investment."

AIG Retiree Fund -- 2003, Page 7

          In allocating investments among geographic regions and individual countries, the Manager will normally consider such factors as the relative economic growth potential of the various economies and securities markets; expected levels of inflation; financial, social and political conditions influencing the investment opportunities; and the outlook for currency relationships.

          The Equity Portfolio may invest in all types of securities (subject to the limitations discussed below and in the Statement of Additional Information), many of which will be denominated in currencies other than the U.S. dollar. The Equity Portfolio will normally invest its assets in equity securities, including common stock, securities convertible into common stock, depositary receipts for these securities, and warrants. (A brief description of these securities is provided in the next paragraph.) The Equity Portfolio will not ordinarily invest in nonconvertible debt securities. The Equity Portfolio, may, however, invest up to 25% of its assets in preferred stock. Dividends may also be considered in selecting securities when the Manager believes that such income will favorably influence the market value of a security in light of the Equity Portfolio's objective of total return. Equity securities in which the Equity Portfolio will invest may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets, although the Equity Portfolio may also invest in securities for which there is no active trading market (subject to the limitations discussed below and in the Statement of Additional Information).

          Common Stock is capital stock of a corporation which denotes ownership and provides the means to control the corporation, but which is inferior to other classes of securities with respect to payment of dividends and distribution of assets upon dissolution of the corporation. Preferred Stock is capital stock usually entitled by a corporation's charter to priority over common stock in payment of dividends and in the distribution of assets upon dissolution of the corporation. A Convertible Security is any security capable of being converted, at the election of the holder, into another security of the same issuer (for example, a bond that is convertible into a specified number of shares of common stock). A Warrant is a security issued by a corporation that gives the warrant holder the right to purchase capital stock or another security of the corporation at a stated price.

          The Equity Portfolio may invest in securities represented by Depositary Receipts, including European Depositary Receipts ("EDRs"), American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are receipts generally issued by a domestic bank or trust company that represent the deposit of a security of a foreign issuer. EDRs are typically issued by foreign banks or trust companies and traded in Europe. GDRs may be issued by a domestic or foreign bank or trust company and may be traded in several markets. For purposes of the Equity Portfolio's investment policies, an investment in Depositary Receipts will be deemed to be an investment in the underlying security.

          The Fund may make certain negotiated investments with AIG and/or its affiliates, subject to obtaining any necessary regulatory approvals.

          As a matter of fundamental policy, the Equity Portfolio will not engage in transactions intended to hedge foreign exchange risk. See "Risk Factors -- Foreign Currencies." The Equity Portfolio is also subject to an operating policy which prohibits

AIG Retiree Fund -- 2003, Page 8

it from borrowing any amount more than 5% of its total assets. This effectively limits the ability of the Equity Portfolio to "leverage" its assets by borrowing money and investing in additional securities. Additional information about the Equity Portfolio has been included in the Equity Portfolio's registration statement filed with the Securities and Exchange Commission, a copy of which is available upon request and without charge by calling or writing the Fund at the telephone number and address set forth on the cover page of this Prospectus.


PROPOSED OPERATIONS OF THE FUND

          As noted above, the Fund will invest directly in zero coupon Treasury Securities and, through its investment in the Equity Portfolio, in a globally diversified portfolio of equity securities in pursuing its objectives. Shares of the Fund will be offered to investors only from February 15, 1996 through November 30, 1996 (the "Offering Period"). During the Offering Period the shares will be offered at their net asset value plus the applicable sales charge, if any. The Fund does not expect that its shares will be offered after November 30, 1996. See "Purchase of Shares." The zero coupon Treasury securities that the Fund acquires with the proceeds of the sale of its shares during the Offering Period will be selected so as to mature at a specific face value on or about the Maturity Date. The Manager will continually review and adjust where necessary the proportion of the Fund's assets that are invested in zero coupon securities so that the value of the zero coupon securities on the Maturity Date (i.e., the aggregate face value of the zero coupon securities held by the Fund) will be at least sufficient to enable investors who reinvest all dividends and hold their entire investment in the Fund until the Maturity Date to receive on or after the Maturity Date the full amount of their original investment, including any sales charge (the "Repayment Objective"). After the Offering Period, the Fund anticipates adjustments in its portfolio of zero coupon securities solely to meet requests for redemption and, if required, to make payments of dividends and distributions. Thus, the minimum face value of the zero coupon securities per Fund share necessary to provide for the Fund's Repayment Objective will be continually determined and maintained.

          The portion of the Fund's assets that will be allocated to the purchase of zero coupon securities will fluctuate during the Offering Period. This is because the market value of the zero coupon securities and the shares of the Equity Portfolio, and therefore the offering price of the Fund's shares, will fluctuate with changes in interest rates and other market value fluctuations. If the offering price of the Fund's shares increases during the Offering Period, the minimum par value of zero coupon securities per Fund share necessary to provide for the Fund's Repayment Objective will increase. The Fund may hold zero coupon securities in an amount in excess of the amount necessary to provide for the Fund's Repayment Objective in the discretion of the Fund's investment manager. During the first year of operations, under normal market conditions, the proportion of the Fund's portfolio invested in zero coupon securities may be expected to range from 50% to 80%; but a greater or lesser percentage is possible.

          During the Offering Period, as the percentage of zero coupon securities in the Fund's portfolio increases, the portion of the Fund's assets invested in the Equity Portfolio will necessarily decrease. This will result in less potential for total return from the Equity Portfolio. In order to help ensure shareholders at least a minimum level of initial investment in the global equity markets, the Fund will cease offering its shares if

AIG Retiree Fund -- 2003, Page 9

their continued offering would cause more than 80% of its assets to be allocated to zero coupon securities. After the Offering Period is over, it is not anticipated that any additional assets will be allocated to the purchase of zero coupon securities. However, since the market values of the zero coupon securities and the net asset value of interests in the Equity Portfolio are often affected in different ways by changes in interest rates and other market conditions and will often fluctuate independently, the percentage of the Fund's net asset value represented by zero coupon securities will continue to fluctuate after the end of the Offering Period. Zero coupon securities may be liquidated before the Maturity Date to meet redemptions and pay cash dividends, provided that the minimum amount of zero coupon securities necessary to provide for the Fund's Repayment Objective is maintained.

          When the zero coupon securities in the Fund's portfolio mature on or about the Maturity Date, the Fund will reinvest the principal amount in short-term, highly liquid Treasury Securities. The value of these securities is not expected to fluctuate significantly, with the result that the full principal amount of Treasury Securities held by the Fund on the Maturity Date should continue to be available to redeeming shareholders after the Maturity Date.

          After the Maturity Date, the Board of Directors of AIG All Ages Funds, Inc. (the "Board") may, in its sole discretion and without shareholder approval, cause the Fund to redeem all of its outstanding shares at their net asset value and distribute the proceeds to shareholders if the Board determines that continuing the existence of the Fund is not in the best interests of the Fund. In such event, the Fund's Treasury Securities will be liquidated and the Fund's interest in the Equity Portfolio shall be sold or otherwise reduced to cash, the liabilities of the Fund will be discharged or otherwise provided for, the Fund's outstanding shares will be mandatorily redeemed at the net asset value per share determined on the date of redemption and, within three business days thereafter, the Fund's net assets will be distributed to shareholders and the Fund shall be thereafter terminated. Termination of the Fund may require disposition of the Fund's interest in the Equity Portfolio at a time when it is otherwise disadvantageous to do so and may involve selling such interest at a substantial loss. The estimated expenses of liquidation and termination of the Fund are not expected to affect materially the net asset value of the Fund, and, because of the Manager's Guarantee, shareholders who reinvest all dividends and distributions will be certain to receive the full amount of their original investment in the event of such a liquidation. In the event of termination of the Fund as noted above, the redemption of shares effected in connection with such termination would for current federal income tax purposes constitute a sale upon which gain or loss will be realized depending upon whether the net asset value of the shares being redeemed is more or less than the shareholder's adjusted cost basis.

          Subject to shareholder approval, other alternatives may be pursued by the Fund after the Maturity Date. For instance, the Board may consider the possibility of a tax-free reorganization between the Fund and another registered open-end management investment company or any other series of AIG All Ages Funds, Inc. The Board has not made any determinations about the continued operation of the Fund after the Maturity Date.

AIG Retiree Fund -- 2003, Page 10

          The Fund is structured as an open-end investment company and shareholders may redeem their shares at any time and may elect to receive dividends and distributions in cash. However, pursuant to the terms of the Manager's Guarantee, shareholders who wish to be certain of receiving the full amount of their original investment must reinvest all dividends and distributions in additional shares and hold all their shares until the Maturity Date. Shareholders who elect to receive dividends in cash are in effect withdrawing a portion of the accreted income on the zero coupon securities that are held to protect their original principal investment at the Maturity Date. These shareholders will receive the same net asset value per share for any Fund shares redeemed at the Maturity Date as shareholders who reinvest dividends, but they will have fewer shares to redeem than shareholders similarly situated who had reinvested all dividends. Thus there can be no assurance that such shareholders will receive the full amount of their original investment on or after the Maturity Date. The Manager's Guarantee is discussed in further detail in the Statement of Additional Information.

          Shareholders who redeem some or all of their shares before the Maturity Date will not be certain to receive the full amount of their original investment (including any sales charge paid) on or after the Maturity Date. Under the terms of the Manager's Guarantee, the amount a shareholder is certain to receive will be reduced in proportion to the number of shares redeemed divided by the number of shares originally purchased during the Offering Period. Thus, investors are encouraged to reinvest dividends and to evaluate their need to receive some or all of their investments prior to the Maturity Date before making an investment in the Fund.

THE MANAGER'S GUARANTEE

          In order to ensure the return of the full amount of a shareholder's original investment (including any sales charge paid) on or after the Maturity Date, AIG All Ages Funds, Inc. and the Manager have entered into a Guarantee Agreement with respect to the Fund, dated _______________, 1996 (the "Manager's Guarantee"). The Manager's obligations under the Manager's Guarantee are backed by its parent, AIG, pursuant to a Support Agreement, dated _______________, 1996. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. Other significant activities of AIG are financial services and agency and service fee operations. See "American International Group, Inc." The Manager is an indirect wholly owned subsidiary of AIG. Pursuant to the Manager's Guarantee, the Manager has agreed that, in the unlikely event that a shareholder who has reinvested all dividends and distributions and who has not redeemed any shares presents his or her shares for redemption on any date on or after the Maturity Date and the amount that would be payable to the shareholder upon such redemption would be less than the full amount of his or her original investment (including any sales charge paid), the Manager will pay to the Fund an amount sufficient to ensure that the total value of the redeeming shareholder's shares will equal the amount originally invested. If a shareholder has reinvested all dividends and distributions but has redeemed some of his or her shares, then the amount that shareholder is certain to receive under the Manager's Guarantee will be reduced in proportion to the number of shares redeemed divided by the number of shares originally purchased during the Offering Period. Under the Support Agreement, AIG has agreed that, if the Manager is unable to make full payment of any amount required under the Manager's Guarantee, AIG will make a capital

AIG Retiree Fund -- 2003, Page 11

contribution or a loan to the Manager to the extent of the Manager's inability to pay. The Support Agreement provides that the full amount of such capital contribution or loan will be paid directly to the Fund.

OTHER INVESTMENT POLICIES

          Except where specifically noted below, the following investment policies of the Fund and the Equity Portfolio are not fundamental and the Board, or the Trustees of the Equity Portfolio, as relevant, may change such policies without the vote of a majority of outstanding voting securities of the Fund or the Equity Portfolio, as relevant. A more detailed description of the Fund's and the Equity Portfolio's investment policies, including a list of those restrictions of the Fund's and the Equity Portfolio's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding securities" of either the Fund or the Equity Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or beneficial interests in the Equity Portfolio, as relevant, or (2) 67% or more of the shares of the Fund or beneficial interests in the Equity Portfolio present at a meeting of holders, if more than 50% of the outstanding shares of the Fund or the beneficial interests in the Equity Portfolio are represented at the meeting in person or by proxy.

          Borrowing. The Equity Portfolio and the Fund may from time to time borrow money from banks for extraordinary or emergency purposes, but may not invest borrowed funds in additional securities. Such borrowing will not exceed 5% of the total assets of the Equity Portfolio or the Fund, as applicable, and will be made at prevailing interest rates. This policy is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of the Fund or the Equity Portfolio, as relevant.

          Repurchase Agreements. The Equity Portfolio may enter into repurchase agreements with commercial banks or broker/dealers under which the Equity Portfolio acquires a U.S. Government security subject to resale at a mutually agreed upon price and time. The resale price reflects an agreed upon interest rate effective for the period the Equity Portfolio holds the instrument that is unrelated to the interest rate on the instrument.

          The Equity Portfolio's repurchase agreements will at all times be fully collateralized by U.S. Government securities, and the Equity Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. Repurchase agreements could involve certain risks in the event of bankruptcy or other default of the seller, including possible delays and expenses in liquidating the underlying security, decline in the value of the underlying security and loss of interest.

          The Fund may not enter into repurchase agreements in respect of Treasury Securities allocated to the Repayment Objective. In all other respects, the Fund is subject to the same restrictions on repurchase agreements as the Equity Portfolio. The Fund's and the Equity Portfolio's policies concerning repurchase agreements are fundamental and may not be changed without the vote of a majority of outstanding voting securities of the Fund or the Equity Portfolio, as relevant.

AIG Retiree Fund -- 2003, Page 12

          Illiquid Securities. The Equity Portfolio may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable, such as repurchase agreements of more than one week's duration. The Equity Portfolio may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Equity Portfolio's Trustees may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Equity Portfolio's Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Equity Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

          The Fund may not invest in illiquid securities (except that it may invest in beneficial interests in the Equity Portfolio).

          Short Sales. The Equity Portfolio may sell securities short only "against-the-box." A short sale "against-the-box" is a short sale in which the Equity Portfolio owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment or further consideration for securities of the same issue as, and equal in amounts to, the securities sold short.

          The Fund may not make short sales of securities. The Fund's and the Equity Portfolio's policies on short sales are fundamental.

          Temporary Investments. When the Manager believes that the market conditions warrant a temporary defensive position, the Equity Portfolio may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. The Equity Portfolio's investments in commercial paper of U.S. issuers will be limited to (a) obligations rated Prime-1 by Moody's or A-1 by Standard & Poor's or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by Standard & Poor's. A description of various commercial paper ratings and debt securities appears in Appendix A to the Statement of Additional Information. The Equity Portfolio's investments in foreign short-term instruments will be limited to those that, in the opinion of the Manager, equate generally to the standards established for U.S. short-term instruments.


RISK FACTORS

          Zero Coupon Securities. Zero coupon securities of the type held by the Fund can be sold prior to their due date in the secondary market at their then prevailing

AIG Retiree Fund -- 2003, Page 13

market value which, depending on prevailing levels of interest rates, the time remaining to maturity and liquidity (i.e., relative levels of supply and demand for the particular zero coupon security), may be more or less than the securities' "accreted value", that is, their value based solely on the amount due at maturity and accretion of interest from the date of purchase. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do non-zero coupon securities having similar maturities and yields. The current net asset value of the Fund attributable to zero coupon securities and other debt instruments generally will increase as prevailing interest rates decrease, and they will decrease as such rates increase. For example, during the Offering Period, an increase in prevailing interest rates of one-half of one percent could be expected to cause the market value of the Fund's zero coupon securities to decrease by more than four percent, and a one-half percent decrease in such rates could be expected to cause the market value of such securities to increase by more than four percent. Such fluctuations may be larger or smaller depending on, among other things, the level of current rates and the time remaining to maturity. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other mutual funds that invest in Treasury Securities having similar maturities and yields but that make current distributions of interest.

          As an open-end investment company, the Fund is required to redeem its shares upon the request of any shareholder at the net asset value next determined after receipt of the request. However, because of the price volatility of zero coupon securities prior to maturity, if it is assumed that the value of the Fund's assets invested in the Equity Portfolio remains constant, a shareholder who redeems shares prior to the Maturity Date may realize an amount that is greater than or less than the purchase price of those shares, including any sales charge paid. Even if the market value of the zero coupon securities does not fluctuate substantially, any increase in their value may be more than offset by declines in the value of the Equity Portfolio, so that a shareholder redeeming shares prior to the Maturity Date could receive less than the amount originally invested. Although the Manager's Guarantee will terminate in respect of shares redeemed prior to the Maturity Date, and such shares would no longer be subject to the Repayment Objective, the Manager's Guarantee will still have effect, and the Repayment Objective will still apply, to the portion of the amount originally invested but not redeemed, provided dividends and distributions with respect to those shares are reinvested. Thus, on or after the Maturity Date, the holder of those remaining shares would receive, upon redeeming them (together with shares acquired through reinvestment of dividends and distributions thereon), an amount that equals or exceeds the purchase price of the shares initially purchased. The Manager's Guarantee provides further assurance that such amount will be received upon redemption. Nonetheless, the amount received on the Maturity Date in respect of such shares, when combined with the amount received in respect of shares redeemed prior to the Maturity Date, may be more or less than the aggregate purchase price of all shares purchased in the offering.

          Each year the Fund will be required to accrue an increasing amount of income on its zero coupon securities utilizing a constant interest rate method which takes into account the compounding of accrued interest. To maintain its tax status as a regulated investment company and also to avoid imposition of excise taxes, however, the Fund will be required to distribute dividends equal to substantially all of its net investment

AIG Retiree Fund -- 2003, Page 14

income, including the accrued income on its zero coupon securities for which it receives no payments in cash prior to their maturity. Dividends of the Fund's net investment income and distributions of its short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. See "Taxes." However, a shareholder who elects to receive dividends and distributions in cash, instead of reinvesting these amounts in additional shares of the Fund, may realize an amount on or after the Maturity Date that is less than the entire amount originally invested. ACCORDINGLY, THE FUND MAY NOT BE APPROPRIATE FOR INVESTORS WHO WOULD REQUIRE CASH DISTRIBUTIONS FROM THE FUND IN ORDER TO MEET THEIR CURRENT TAX OBLIGATIONS RESULTING FROM THEIR INVESTMENT.

          Two-Tier Structure. The two-tier master-feeder structure pursuant to which the Fund invests in the Equity Portfolio involves certain risks to investors in the Fund that would not arise in a conventional single-tier fund. See "Special Information Concerning the Two-Tier Structure."

          Liquidity. In order to generate sufficient cash to meet distribution requirements and other operational needs and to redeem its shares on request, the Fund may be required to limit reinvestment of capital on the disposition of its interest in the Equity Portfolio and may be required to liquidate some or all of its interest in the Equity Portfolio over time. The Fund may be required to effect these liquidations at a time when it is otherwise disadvantageous to do so. If the Fund realizes capital losses on dispositions of interests in the Equity Portfolio that are not offset by capital gains on the disposition of other interests in the Equity Portfolio, the Fund may be required to liquidate a disproportionate amount of its zero coupon securities or borrow money, in an amount not exceeding 5% of the Fund's total assets, to satisfy the distribution and redemption requirements described above. The liquidation of zero coupon securities and the expenses associated with borrowing money in these circumstances could render the Fund unable to meet its Repayment Objective. Under the terms of the Manager's Guarantee, however, shareholders who reinvest all dividends and other distributions will be certain of receiving the full amount of their original investment.

          Foreign Investment. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and the Equity Portfolio's foreign investments may present more risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid, and their prices are more volatile, than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of the Equity Portfolio are uninvested and no return is earned thereon and may involve a risk of loss to the Equity Portfolio. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by tax withheld

AIG Retiree Fund -- 2003, Page 15

at source or other foreign taxes. In some countries, there may also be the possibility of expropriation or confiscatory taxation (in which case the Equity Portfolio could lose its entire investment in a certain market), limitations on the removal of moneys or other assets of the Equity Portfolio, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the U.S.

          Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

          The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

          Depositary Receipts. The Equity Portfolio may invest in ADRs, EDRs and GDRs. ADRs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs are typically issued by foreign banks or trust companies and traded in Europe. GDRs may be issued by a domestic or foreign bank or trust company and may be traded in several markets. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities.

          Foreign Currencies. As a matter of fundamental policy, neither the Fund nor the Equity Portfolio will engage in transactions intended to hedge foreign exchange risk. The Equity Portfolio may, however, enter into forward foreign currency contracts to provide for its obligations at the time of settlement of securities transactions. Investments in foreign securities will usually be denominated in foreign currency, and the

AIG Retiree Fund -- 2003, Page 16

Equity Portfolio may temporarily hold funds in foreign currencies. The value of the Equity Portfolio's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Equity Portfolio may incur costs in connection with conversions between various currencies. The Equity Portfolio's net asset value will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed by the Equity Portfolio to owners of beneficial interests. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flow and numerous other factors, including, in some countries, local government intervention).


SPECIAL INFORMATION CONCERNING THE TWO-TIER STRUCTURE

          The Fund is an open-end management investment company which seeks to achieve its investment objectives by investing a portion of its investable assets in the Equity Portfolio, a separate registered investment company that is taxable as a partnership for Federal tax purposes, and investing the remainder of its assets directly in zero coupon Treasury Securities. Both the Fund and the Equity Portfolio are managed by AIG Capital Management Corp. By investing in the Equity Portfolio, the Fund differs from mutual funds that directly acquire and manage their entire portfolio of securities. The Fund has adopted this two-tier structure because the Equity Portfolio, by offering interests to other investors in addition to the Fund, may be able to allocate certain expenses over a larger asset base than the Fund would be able to if it were to invest all its assets directly. For this reason the Board believes that the aggregate per share expenses of the Fund (including its proportionate share of the expenses of the Equity Portfolio) will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund that are invested in the Equity Portfolio were instead invested directly by the Fund in the type of securities held by the Equity Portfolio. See "Investment Objectives and Management
Policies - First Global Equity Portfolio" and "- Other Investment Policies."

          The investment objectives of the Fund may be changed only with the approval of the holders of the outstanding shares of the Fund. The investment objective of the Equity Portfolio may be changed only with the approval of the holders of the outstanding beneficial interests of the Equity Portfolio. Due to the two-tier structure of the Fund, the overall investment objectives of the Fund differ from those of the Equity Portfolio. Beneficial interests in the Equity Portfolio are held by the Fund and may be held by other investors, including other open-end investment companies. The Fund has agreed that, if any matter is put to a vote of the holders of the Equity Portfolio's beneficial interests, the Fund will vote its interest in the Equity Portfolio in accordance with instructions received from the holders of the Fund's shares. Shareholders of the Fund will be provided with at least 30 days' written notice of any proposed changes to the investment objectives of the Fund or the Equity Portfolio.

          The members of the Board of Directors of AIG All Ages Funds, Inc. (the "Company") are the same as the Trustees of the Equity Portfolio. Both the Board and the

AIG Retiree Fund -- 2003, Page 17

Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest that may arise as a result. For information about the Board and the Trustees, see the Statement of Additional Information.

          In addition to selling a beneficial interest to the Fund, the Equity Portfolio may sell beneficial interests to other mutual funds or institutional investors. Beneficial interests may be offered and sold only in transactions exempt from the registration requirements of the 1933 Act. The Equity Portfolio's Declaration of Trust prohibits it from selling beneficial interests to individuals, S corporations (as defined in the Internal Revenue Code (S) 1361 et seq.), partnerships and grantor trusts. All investors will invest in the Equity Portfolio on the same terms and conditions and will bear a proportionate share of the Equity Portfolio's expenses. However, the other mutual funds that may in the future invest in the Equity Portfolio may sell their own shares with sales charges and expenses different from those of the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Equity Portfolio. Such differences in return are not uncommon and are present in other mutual fund structures. As of the date of this Prospectus, there is only one other mutual fund that invests in the Equity Portfolio, the AIG Children's World Fund -- 2005. In the future, information concerning the AIG Children's World Fund -- 2005 and other funds sold by your broker that invest in the Equity Portfolio may be obtained from your broker, or by calling the Distributor at (800) 862-3984.

          The Fund is a series of AIG All Ages Funds, Inc. The Company may withdraw the investment of the Fund from the Equity Portfolio at any time if the Board determines that it is in the best interest of the Fund to do so and the shareholders of the Fund approve such action. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity with investment objectives and restrictions consistent with the Fund's objectives and restrictions or the retaining of a new investment adviser to manage the Fund's assets in accordance with the investment policies described below.

          Certain changes in the Equity Portfolio's investment objectives, policies or restrictions, or a failure by the Fund's shareholders to approve a change in the Equity Portfolio's investment objectives or restrictions, may require withdrawal of the Fund's interest in the Equity Portfolio. Any such withdrawal could result in a distribution of the Equity Portfolio's securities to the Fund in kind (as opposed to a cash distribution). In this case, the securities received by the Fund may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests such as borrowing.

          Smaller funds investing in the Equity Portfolio may be materially affected by the actions of larger funds investing in the Equity Portfolio. For example, if a large fund withdraws from the Equity Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns. Additionally, because the Equity Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may redeem their shares). Also, funds with a greater pro rata ownership in the Equity

AIG Retiree Fund -- 2003, Page 18

Portfolio could have effective voting control of the operations of the Equity Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Equity Portfolio (other than a vote by the Fund to continue the operation of the Equity Portfolio upon the withdrawal of another investor in the Equity Portfolio), the Company will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Company will vote the shares held by the Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of such matters.


INVESTMENT ADVISORY SERVICES

THE MANAGER

          The Manager is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. At December 31, 1994, AIG and its subsidiaries supervised investment portfolios which in the aggregate exceeded $60 billion, of which more than $10 billion represented third party assets under management. At such date, members of the Manager's Investment Committee and their teams of investment professionals supervised the management of assets in excess of $50 billion, of which more than $7 billion represented third party funds. See "-The Investment Process" and "- The Subadvisors" below.

          The Manager also manages the AIG Children's World Fund - 2005, another series of the Company, and the AIG Money Market Fund, a separate money market investment portfolio of a registered investment company. The principal business address of the Manager is 70 Pine Street, New York, New York 10270.

          The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Fund and the Equity Portfolio and continually reviews and supervises the Equity Portfolio's investment program, subject to the supervision of, and policies established by, the Board and the Trustees of the Equity Portfolio. The Manager is assisted in the performance of these services by certain affiliated Subadvisors. See "- The Subadvisors" below. The Manager is entitled to a fee, which is calculated daily and paid monthly, at annual rate of 0.20% of the average daily net assets of the Fund (other than its interest in the Equity Portfolio) and 1.20% of the average daily net assets of the Equity Portfolio. The Fund and the Equity Portfolio will be responsible for all expenses other than those assumed by the Manager including those for necessary professional and brokerage services, costs of regulatory compliance, costs associated with maintaining corporate existence, custody, shareholder relations and insurance costs.

          The Manager has agreed that, in the event that the total expenses of the Fund during the Offering Period, including the Fund's proportional share of the expenses of the Equity Portfolio, but excluding interest, taxes, brokerage commissions and extraordinary expenses, should exceed 1.95% of the average daily net assets of the Fund, the Manager will assume the Fund's expenses to the extent of any such excess,

AIG Retiree Fund -- 2003, Page 19

subject to reimbursement by the Fund as described below. The total amount of any excess so waived or reimbursed by the Manager is referred to as the "Refunded Amount." The Manager has no obligation to waive its fee or reimburse any expenses of the Fund after the end of the Offering Period. The Fund and the Manager have also agreed that, for the thirty-six months following the end of the Offering Period, if the Fund's total expenses (calculated as described above) are less than 1.95% per annum of average daily net assets of the Fund, the Fund will pay to the Manager an expense reimbursement fee, computed and paid monthly, such that after such reimbursement the aggregate expenses of the Fund will not exceed 1.95% per annum. The total amount of such expense reimbursement fees will not exceed the Refunded Amount plus the Manager's related financing costs. The Board of Directors of the Fund has agreed that any related financing costs would be calculated at an interest rate of prime rate plus 1%.

THE INVESTMENT PROCESS

          The Manager has established a committee (the "Investment Committee") that is responsible for the asset allocation of the Fund and the Equity Portfolio and carrying out their respective investment policies. The members of the Investment Committee are officers of the Manager, affiliated investment advisors (see "-- The Subadvisors" below) or regional affiliates of the Manager to whom the Manager or Subadvisors have access under service arrangements. The members of the Investment Committee meet monthly to determine collectively the allocation of the assets of the Fund between zero coupon securities and the Equity Portfolio, as well as the allocation of the assets of the Equity Portfolio on a regional basis. Members of the Investment Committee, assisted by a team of investment professionals, are primarily responsible for the Equity Portfolio's country and stock selection within their respective global region. Currently the members of the Investment Committee are:

          [IAN P. BUTTER. Mr. Butter has been a Director of AIG Global Investment Corp. (Europe) Ltd. ("AIG Global Europe") in London since January 1992 and has served in a trading capacity since 1988.]

          PATRICK DEMPSEY. Mr. Dempsey is Managing Director, Fixed Income, of AIG Global Europe in London. He has been a Director of AIG Global Europe since he joined it at its inception in 1988 as a founding Director.

          BRIAN MCCARTHY. Mr. McCarthy is Vice President, International Fixed Income of AIG Global Investment Corp. ("AIG Global"), which he joined in March 1994. Prior to joining AIG Global, he was Vice President, International Fixed Income Research of Alliance Capital.

          WIN J. NEUGER. Mr. Neuger, who acts as Chairman of the Investment Committee, is Chief Investment Officer of AIG, which he joined in February 1995, and Chief Investment Officer of the Manager, which he joined in August 1995.
Mr. Neuger has been a Director, Chairman of the Board and President of AIG Global since March 1995 and has served as a Director of AIG Global Europe since April 1995. Prior to joining these companies, Mr. Neuger was with Bankers Trust, where he was a Senior Vice President and, since October 1991, a Managing Director in the investment management area.

AIG Retiree Fund -- 2003, Page 20

          YUKIHIRO NISHIMIYA. Mr. Nishimiya has been a portfolio manager for AIG Investment Corporation (Japan) since October 1990.

          HARRY P. REKAS. Mr. Rekas is Managing Director, U.S. Equities, of AIG Global, which he joined in April 1993. Prior to joining AIG Global, he was a portfolio manager for Citibank in New York.

          PETER SOO. Mr. Soo is Regional Director, Fund Management, of AIG Investment Corporation (Asia), Limited, which he joined in 1989.

          PETER WIGNALL. Mr. Wignall is Managing Director and Chief Executive Officer of AIG Global Europe in London, which he joined as an Executive Director in April 1992. Prior to April 1992 he acted as a portfolio manager for Citicorp Investment Management in London and in Sydney, Australia.

          A member of the Investment Committee will be responsible for the day-to-day implementation of the Investment Committee's strategy. The minimum percentage of the Fund's assets that must be allocated to zero coupon securities in order to provide for the Repayment Objective can be mathematically determined on any given day from the yield on the zero coupon Treasury Securities and the amount then entitled to the benefit of the Repayment Objective. When shares are purchased, any adjustment to the portion of the proceeds to be allocated to zero coupon Treasury Securities required by variations in bond yield between Investment Committee meetings will be determined under guidelines set down by the Investment Committee. The balance of the purchase price will be invested in the Equity Portfolio. After the Offering Period, the Fund anticipates adjustments in its holding of Treasury Securities solely to meet requests for redemption and, if required, to make payments of dividends and distributions. See "Proposed Operations of the Fund."

          When shares are redeemed, the Manager will ordinarily redeem the proportional interest of those shares in the Fund's zero coupon Treasury Securities and in the Equity Portfolio, determined on the basis of current net asset value. For defensive reasons, however, the Manager may elect to take a greater proportion of a redemption from the Equity Portfolio. Should a shareholder elect to have dividends paid by the Fund in cash rather than reinvested in additional shares of the Fund, the amount required to be paid will be taken from the Fund's Treasury Securities and the Equity Portfolio in the same proportion that the dividend income was generated, provided that the amount of Treasury Securities to be sold for this purpose will be reduced (and the interest in the Equity Portfolio to be redeemed correspondingly increased) to the extent necessary to protect the Repayment Objective for those shareholders who reinvest all dividends and distributions. Pursuant to the terms of the Manager's Guarantee, shareholders who wish to be certain of receiving the full amount of their original investment must reinvest all dividends and distributions in additional shares and hold all their shares until the Maturity Date.

AIG Retiree Fund -- 2003, Page 21

          Generally, the regional allocations within the Equity Portfolio will be managed between the regular meetings in accordance with the policy established at the most recent meeting; however, in exceptional circumstances, such as subsequent market developments of a material nature, an ad hoc meeting will be called to review policy.

THE SUBADVISORS

          The Manager has entered into subadvisory agreements with AIG Global Investment Corp. ("AIG Global"), which is a wholly owned subsidiary of AIG and registered under the Investment Advisers Act of 1940, as amended. Pursuant to its subadvisory agreements, AIG Global provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Investment Committee (see "The Investment Process"). Under the subadvisory agreements with AIG Global, the Manager pays AIG Global a fee which is calculated daily and paid monthly at an annual rate of 0.0825% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.15% of the average daily net assets of the Equity Portfolio. These fees are all paid from the management fee paid to the Manager and they do not increase the Fund's or the Equity Portfolio's expenses. The principal office of AIG Global is 200 Liberty Street, New York, New York 10281.

          The Manager has also entered into subadvisory agreements with AIG Global Europe, which is a wholly owned subsidiary of AIG and registered under the Advisers Act. AIG Global Europe is also a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization. Pursuant to its subadvisory agreements, AIG Global Europe provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity Portfolio in their respective regions, and certain of its officers provide representation on the Investment Committee. Under the subadvisory agreements with AIG Global Europe, the Manager pays AIG Global Europe a fee which is calculated daily and paid monthly at an annual rate of 0.0175% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.24% of the average daily net assets of the Equity Portfolio. AIG Global Europe's fees are all paid from the management fees paid to the Manager and they do not increase the Fund's or the Equity Portfolio's expenses. AIG Global Europe has advised the Manager that it intends to terminate its registration under the Advisers Act. Concurrently with such termination, the Manager's subadvisory agreements with AIG Global Europe will terminate. However, it is anticipated that personnel of AIG Global Europe will continue to provide certain services to the Manager pursuant to a service arrangement. The principal office of AIG Global Europe is Unit 1/11 Harbour Yard, Chelsea Harbour, London SW10 0XD, England.

          AIG Global and AIG Global Europe are referred to in this prospectus as the "Subadvisors."

          PORTFOLIO TRANSACTIONS. The agreements of the Fund and the Equity Portfolio with the Manager recognize that in the purchase and sale of portfolio securities, the Manager and the Subadvisors will seek the most favorable price and execution and, consistent with that policy, may give consideration to the research, statistical and other

AIG Retiree Fund -- 2003, Page 22

services furnished by brokers or dealers to the Manager or a Subadvisor. The use of brokers who provide investment and market research and securities and economic analysis may result in higher brokerage charges than the use of brokers selected on the basis of the most favorable brokerage commission rates, and research and analysis received may be useful to the Manager and the Subadvisors in connection with their services to other clients as well as the Fund and the Equity Portfolio. In over-the-counter markets, orders are placed with primary market-makers unless a more favorable execution price is believed to be obtainable.

          Consistent with the rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Board and the Trustees of the Equity Portfolio may determine, the Manager and the Subadvisors may consider sales of shares of other mutual funds managed by the Manager as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund or the Equity Portfolio.

          PORTFOLIO TURNOVER. A change in securities held by the Fund or the Equity Portfolio is known as "portfolio turnover," which may result in the payment by the Fund or the Equity Portfolio of dealer spreads or underwriting commissions and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Although it is the policy of both the Fund and the Equity Portfolio to hold securities for investment, changes will be made from time to time when the Manager or a Subadvisor believes such changes will strengthen the investments of the Fund or the Equity Portfolio. After the Offering Period, the Manager does not expect any portfolio turnover in the Fund's zero coupon Treasury Securities except for turnover related to redemptions. The portfolio turnover of the Equity Portfolio is not expected to exceed 100% per annum.

          VALUATION. The net asset value of the shares of the Fund is determined each day, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. New York City Time) on each day that the NYSE is open. During the Offering Period, zero coupon Treasury Securities will be valued at the average of the last reported bid and ask prices; thereafter, in order to ensure that an adequate amount of Treasury Securities is maintained to achieve the Repayment Objective when shares of the Fund are redeemed, zero coupon Treasury Securities will be valued at the last reported bid. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market in which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board and by the Trustees of the Equity Portfolio. Short-term holdings maturing in 60 days or less are generally valued at amortized costs if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value as of such date unless the Board or the Trustees of the Equity Portfolio determines that this amortized cost value does not represent fair market value.

AIG Retiree Fund -- 2003, Page 23

AMERICAN INTERNATIONAL GROUP, INC.

          American International Group, Inc. ("AIG") is a Delaware corporation which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities of AIG are financial services and agency and service fee operations. AIG's general insurance subsidiaries are multiple line companies writing substantially all lines of property and casualty insurance; one or more of these companies is licensed to write substantially all of these lines in all states of the United States and in more than 100 foreign countries. AIG's life insurance subsidiaries offer a wide range of traditional insurance and financial and investment products; one or more of these subsidiaries is licensed to write life insurance in all states in the United States and in over 70 foreign countries. At December 31, 1994, AIG and its consolidated subsidiaries had total assets of $114.3 billion and capital funds of $16.4 billion; consolidated net income for the year then ended was $2.2 billion. The Statement of Additional Information contains AIG's financial statements and certain other information about AIG. At December 31, 1994, AIG and its consolidated subsidiaries had approximately 32,000 employees. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270 and its telephone number is (212) 770-7000.


DIVIDENDS AND DISTRIBUTIONS

          Dividends consisting of substantially all of the Fund's net investment income, if any, are declared and paid annually. The Fund may also declare an additional dividend of net investment income and net short term capital gains in a given year to the extent necessary to avoid the imposition of federal excise taxes on the Fund. Distributions consisting of substantially all the realized net capital gains for the Fund are declared and paid on an annual basis, except that an additional capital gain distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund. Declared dividends and distributions are payable to the shareholder of record on the record date.

          Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are mailed by check or are wire transferred in accordance with the shareholder's instructions. Pursuant to the terms of the Manager's Guarantee, shareholders who wish to be certain of receiving the full amount of their original investment must reinvest all dividends and distributions in additional shares and hold all their shares until the Maturity Date.


TAXES

          The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and realized net capital gains, if any, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

AIG Retiree Fund -- 2003, Page 24

          Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to the shareholders, whether received in cash or reinvested in additional shares.

          The zero coupon securities will be treated as bonds that were issued to the Fund at an original issue discount. Original issue discount is treated as interest for federal income tax purposes and the amount of original issue discount generally will be the difference between the bond's purchase price and its stated redemption price at maturity. The Fund will be required to include in gross income for each taxable year the daily portions of original issue discount attributable to the zero coupon securities held by the Fund as such original issue discount accrues. Dividends derived from such original issue discount that accrues for such year will be taxable to shareholders as ordinary income. In general, original issue discount accrues daily under a constant interest rate method which takes into account the compounding of accrued interest. In the case of zero coupon securities, this method will generally result in an increasing amount of income to the Fund each year.

          Distributions from net capital gains, i.e., the excess of net long-term capital gains over any net short-term capital losses, are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long shares have been held by the shareholders.

          Any gain or loss realized upon a sale or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

          The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned. Furthermore, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

          Portions of the Fund's investment income may be subject to foreign income taxes withheld at source. The Fund does not expect to qualify to "pass through" to its shareholders credit for such foreign taxes paid. If, however, the Fund does qualify to pass through foreign tax credits, the Fund will elect to do so.

AIG Retiree Fund -- 2003, Page 25

          Investors should carefully consider the tax implications of purchasing shares of the Fund just prior to the declaration of a dividend or capital gain distribution, which would be subject to taxation as described above notwithstanding that it is in effect a return of investment.

          UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE FUND MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED, THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 ANNUALLY THAT MAY BE DEBITED FROM THE SHAREHOLDER'S ACCOUNT AND OFFSET AGAINST ANY UNDISTRIBUTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER.

          Shareholders are urged to consult their tax advisers concerning the effect of federal, state and local income taxes in their individual circumstances.


THE ADMINISTRATOR

          PFPC International Ltd. will serve as the Fund's and the Equity Portfolio's administrator and accounting agent. PFPC International Ltd.'s principal business address is 80 Harcourt Street, Dublin, Ireland. Pursuant to the administration and accounting agreement with the Fund, it will assist the Fund and the Equity Portfolio in all aspects of their administration and operations, including matters relating to the maintenance of financial records and Fund and Equity Portfolio accounting.


THE TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

          PFPC Inc. will serve as the Fund's transfer agent and dividend disbursing agent. Some services may be provided by sub-transfer agents. PFPC Inc.'s principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809.


CUSTODIAN

          PNC Bank, National Association ("PNC Bank"), Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, will serve as custodian of the assets of the Fund. State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, Quincy, Massachusetts 02171 serves as custodian of the assets of the Equity Portfolio. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Equity Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks. Rules adopted under the 1940 Act permit the Fund and the Equity Portfolio to maintain their securities and cash in the custody of certain eligible banks and securities depositories. Pursuant to those rules, the Equity Portfolio's securities and cash, when invested in securities of foreign countries, are held by subcustodians who are

AIG Retiree Fund -- 2003, Page 26

approved by the Board and by the Trustees of the Equity Portfolio in accordance with the rules of the Securities and Exchange Commission. Selection of the subcustodians is made by the Board and the Trustees following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of an institution, the ability of the institution to capably perform custodial services for the Equity Portfolio, the reputation of the institution in its national market, and the political and economic stability of the countries in which the subcustodians will be located. In addition, the 1940 Act requires that foreign subcustodians, among other things, have stockholders' equity in excess of $200 million, have no lien on the assets of the Fund or the Equity Portfolio, and maintain adequate and accessible records.


SHAREHOLDER SERVICING AGREEMENT

          Under the Shareholder Servicing Agreement, AIG Equity Sales Corp. (the "Distributor") provides information and administrative services for Fund shareholders. The Distributor enters into related arrangements with various financial services firms, such as broker-dealer firms or banks (which may be affiliated with the Distributor), that provide services and facilities for their customers or clients who are shareholders of the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions and answering routine shareholder inquiries regarding the Fund and its special features. The Distributor bears all its expenses for providing services pursuant to the Shareholder Servicing Agreement, including the payment of any service fees. For services under the Shareholder Servicing Agreement, the Fund pays the Distributor a fee, payable monthly, at the annual rate of up to .25 of 1% of average daily net assets of those accounts in the Fund that it maintains and services. A broker-dealer or bank becomes eligible for the service fee from the time of purchase based on assets in the accounts serviced by it, and the fee continues until terminated by the Distributor or the Fund. The fees payable to financial services firms are calculated monthly and paid quarterly by the Distributor.

          The Distributor also may provide some of the above shareholder services and may retain any portion of the fee under the Shareholder Servicing Agreement not paid to broker-dealers or banks to compensate itself for shareholder servicing functions performed for the Fund's shareholders. Currently, the shareholder servicing fee payable to the Distributor is based only upon Fund assets in accounts for which there is a broker-dealer or bank listed on the Fund's records and it is intended that the Distributor will pay all the shareholder servicing fees that it receives from the Fund to broker-dealers or banks in the form of service fees. The effective shareholder servicing fee rate to be charged against all assets of the Fund while this procedure is in effect would depend upon the proportion of the Fund's shares that are in accounts for which there is a broker-dealer or bank of record.

AIG Retiree Fund -- 2003, Page 27

RULE 12b-1 PLAN

          Under a plan of distribution adopted by the Board pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay AIG Equity Sales Corp. (the "Distributor") a distribution fee during the Offering Period at the annualized rate of up to 0.50% of the average daily net assets of the Fund. The Plan will terminate on the last day of the Offering Period. The Plan is intended to reimburse the Distributor for expenses it incurs in connection with the distribution of the shares of the Fund, to the extent such expenses exceed any amounts the Distributor retains from the sales charges payable by shareholders. Distribution expenses of the Distributor that are reimbursable under the Plan include the payment of commissions to broker-dealers and interest on any unreimbursed amounts carried forward thereunder, the cost of any additional compensation paid by the Distributor to broker-dealers, the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Fund, the costs of developing, printing, distributing and publishing advertisements and other sales literature, and allocated costs relating to the Distributor's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. Rules adopted by the National Association of Securities Dealers, Inc. effectively limit the total amount of Rule 12b-1 fees and sales charges that may be charged to a shareholder of the Fund to 6.25% of the amount invested plus the Distributor's associated financing costs.


PURCHASES OF SHARES

          Shares of the Fund may be purchased from investment dealers during the Offering Period at the public offering price, which is the net asset value next determined plus a sales charge that is a percentage of the public offering price and varies as shown below. You may also purchase shares directly from the Fund's transfer agent, PFPC Inc., by completing the Account Application attached to this Prospectus and mailing it to AIG Retiree Fund -- 2003, PO Box 8935, Wilmington, Delaware 19899-9801. The minimum investment is $5,000, and the minimum subsequent investment is $100. However, you may choose to make an initial investment of as little as $1,000 and reach the $5,000 minimum with several additional investments during the Offering Period. The minimum investment for an Individual Retirement Account ("IRA") or employee benefit plan account is $2,000, and the minimum subsequent investment is $50; for these accounts you may choose to make an initial investment of as little as $250 and reach the $2,000 minimum with several additional investments during the Offering Period. To do this you must indicate on the Account Application your intent to invest at least the $5,000 minimum (or $2,000 for IRAs and employee benefit plans) by the end of the Offering Period. If you have not invested at least the minimum amount by the end of the Offering Period, the Fund may redeem your shares (which may occur at a time when the net asset value is less than when you invested) or the Fund may impose an annual account keeping fee of $10. This fee may be changed at any time in management's discretion.

AIG Retiree Fund -- 2003, Page 28

                               INVESTMENT SALES LOAD SCHEDULE

                                                     Sales Load as a
                                                      Percentage of                    Regular
                                          ----------------------------------            Dealer
                                                                  Net Amount          Discount
                                                                  Invested            as a % of
                                          Offering                ----------           Offering
Amount of Purchase                         Price                    (NAV)*             Price
------------------                        --------                ----------          ---------
Less than $100,000                           4.75%                    4.99%             4.25%
$100,000 up to $249,999                      4.00                     4.17              3.60
$250,000 up to $499,999                      3.00                     3.09              2.70
$500,000 up to $999,999                      2.00                     2.04              1.80
$1 million and above                         0.00**                   0.00**              ***

---------------
  *  Rounded to the nearest one-hundredth of one percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge, as discussed below.
***  Commission may be payable by the Distributor as discussed below.


          Shares of the Fund will be offered to investors only from February 15, 1996 through November 30, 1996 (the "Offering Period"). During the Offering Period the shares will be offered at their net asset value plus the applicable sales charge, if any, as shown in the table above. The Fund does not expect that its shares will be offered after November 30, 1996. However, the Fund may at its option extend or shorten the Offering Period. The offering of shares of the Fund shall be subject to suspension or termination as provided under "Investment Objectives and Management Policies - Proposed Operations of the Fund." In addition, the offering of shares may be suspended from time to time during the Offering Period in the discretion of the Manager. During any period in which the public offering of shares is suspended or terminated, shareholders will still be permitted to reinvest dividends and distributions in shares of the Fund.

          Certificates representing the Fund's shares will not be issued. PFPC Inc., the Fund's transfer agent, maintains a record of each shareholder's ownership. Shareholders receive confirmations of all transactions in Fund shares and periodic statements reflecting share balances and dividends.

          The Fund receives the entire net asset value of all shares sold. AIG Equity Sales Corp., the Fund's principal underwriter (the "Distributor"), retains the sales charge from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, the Distributor may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

AIG Retiree Fund -- 2003, Page 29

          Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and the Distributor may pay them a transaction fee up to the level of the discount or other concession allowable to dealers as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. Management does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

          In addition to the discounts or commissions described above, the Distributor or the Manager may, from time to time, pay or allow additional concessions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. In some instances, such discounts or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund or other funds underwritten by the Distributor. Such concessions may be paid as a lump sum or be periodic and may be up to 0.25% of the value of shares sold by a dealer, plus additional compensation for continuing due diligence or other services.

          Shares of the Fund may be purchased at net asset value by a participant-directed qualified retirement plan described in Code Section 401(a) or a participant-directed non-qualified deferred compensation plan described in Code Section 457 provided in either case that such plan has not less than 200 eligible employees.

          Shares of the Fund may also be purchased at net asset value by any purchaser provided that the amount invested in the Fund or certain other funds totals at least $1,000,000, including purchases pursuant to the "Letter of Intent" and "Cumulative Discount" features described under "Special Features" (the "Large Purchase Privilege"). The other funds for which the Large Purchase Privilege is available will vary from time to time because they are generally offered only for limited periods. As of the date of this Prospectus, the Large Purchase Privilege is not available for any other funds. In the future, you may obtain a list of the funds for which the Large Purchase Privilege is available and request a prospectus by telephoning (800) 862-3984.

          A contingent deferred sales charge of 1% may be imposed upon redemption of shares of the Fund that are purchased under the Large Purchase Privilege if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed less the above exclusions. The contingent deferred sales charge will be waived in the event of redemption of shares of a shareholder (including a registered joint owner) who has died or who, after purchase of the shares being redeemed, becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).

          Shares of the Fund purchased under the Large Purchase Privilege may be exchanged for shares of certain other funds managed by the Manager under the exchange privilege described under "Special Features -- Exchange Privilege" without paying any contingent deferred sales charge at the time of exchange. If the shares received in exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

AIG Retiree Fund -- 2003, Page 30

          The Distributor may in its discretion compensate investment dealers or other financial services firms in connection with the sale of shares of the Fund to employer sponsored employee benefit plans at net asset value up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million during the Offering Period, 0.50% on the next $5 million and 0.25% on amounts over $10 million during the Offering Period. The Distributor may in its discretion compensate investment dealers or other financial service firms in connection with the sale of shares of the Fund in accordance with the Large Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $3 million, .50% on the next $2 million and .25% on amounts over $5 million. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, the Distributor will consider the cumulative amount invested by the purchaser in the Fund and other funds eligible for the Large Purchase Privilege.

          Shares may be sold to officers, trustees, directors, employees (including retirees) and sales representatives of the Fund, its investment manager, its subadvisors, its principal underwriter or certain affiliated companies, for themselves or members of their families, or to any trust, pension, profit-sharing or other benefit plan for only such persons at net asset value in any amount. Shares may be sold at net asset value in any amount to registered representatives and employees of broker-dealers having selling group agreements with the Distributor and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children, or to any trust or pension, profit-sharing or other benefit plan for only such persons. Shares may be sold at net asset value in any amount to officers, trustees, directors and employees of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with the Distributor or one of its affiliates, for themselves or members of their families, or to any trust, pension or profit-sharing or other benefit plan for only such persons. Additionally, shares may be sold at net asset value in any amount to officers, trustees, directors and employees of certain other firms that provide services for the benefit of the Fund and their affiliates, for themselves or members of their families, or to any trust, pension, profit-sharing or other benefit plan for only such persons.

          Shares of the Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by the Distributor, including a requirement that such shares be sold for the benefit of their clients participating in a "wrap account" or similar program under which such clients pay a fee to the investment adviser or other firm.
Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

AIG Retiree Fund -- 2003, Page 31

          The sales charge scale is applicable to purchases made at one time by any "purchaser," which includes an individual, or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account, or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

          Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Distributor for recordkeeping and other expenses relating to these nominee accounts. See "Shareholder Servicing Agreement." In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of the Distributor, may receive compensation from the Fund through the Distributor for these services. This prospectus should be read in conjunction with such firms' material regarding their fees and services.

          Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value next determined after receipt by the Distributor of the order accompanied by payment. However, orders received by dealers or other firms prior to the determination of net asset value (see "Investment Advisory Services - Valuation") and received by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day. Dealers and other financial services firms are obligated to transmit orders promptly. Payment for purchase orders must be made by check (a check drawn on a foreign bank will not be accepted) or Federal Reserve Draft or by wiring Federal Funds to the Fund's Transfer Agent. Checks should be made payable to AIG Retiree Fund - 2003. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

          The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.

          Shareholders should direct their inquiries to the Distributor or to the firm from which they received this prospectus.

AIG Retiree Fund -- 2003, Page 32

REDEMPTION OR REPURCHASE OF SHARES

GENERAL

          Any shareholder may require the Fund to redeem his or her shares. However, shareholders who redeem some or all of their shares before the Maturity Date will not be certain to receive the full amount of their original investment (including any sales charge paid) on or after the Maturity Date. Under the terms of the Manager's Guarantee, the amount a shareholder is certain to receive will be reduced in proportion to the number of shares redeemed divided by the number of shares originally purchased during the Offering Period. Thus, investors are encouraged to reinvest dividends and to evaluate their need to receive some or all of their investments prior to the Maturity Date before making an investment in the Fund. As noted previously (see "Investment Objectives and Management Policies - In General"), pursuant to the terms of the Manager's Guarantee, shareholders who wish to be certain of receiving the full amount of their original investment must reinvest all dividends and distributions in additional shares and hold all their shares until the Maturity Date.

          When shares are held for the account of a shareholder by the Fund's Transfer Agent, the shareholder may redeem them by making a written request with signatures guaranteed to AIG Retiree Fund - 2003, PO Box 8935, Wilmington, Delaware 19899-9801. Written redemption instructions, indicating the name of the Fund and the number of shares to be redeemed, must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. All signatures must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchanges Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Investors may obtain from the Fund or the Transfer Agent forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Fund's procedures.

          The redemption price will be the net asset value next determined following receipt by the Distributor of a properly executed request with any required documents. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than three business days after receipt of a properly executed request in proper form for transfer. When the Fund is requested to redeem shares for which it may not have yet received good payment, it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 15 days from the purchase date. The redemption within one year of shares purchased at net asset value under the Large Purchase Privilege may be subject to a 1% contingent deferred sales charge (see "Purchase of Shares").

          Shareholders can request the following telephone privileges:
expedited wire transfer redemptions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Distributor or the Transfer Agent for appropriate instructions. Please note that the telephone

AIG Retiree Fund -- 2003, Page 33

exchange privilege is automatic unless the shareholder refuses it on the account application. Neither the Fund nor its agents will be liable for any loss, expense or cost arising out of any telephone request pursuant to these privileges, including any fraudulent or unauthorized request, and THE SHAREHOLDER WILL BEAR THE RISK OF LOSS, so long as the Fund or its agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

          If the proceeds of the redemption are $25,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by all registered account holders without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described above, provided that this privilege has been pre-authorized by the institutional account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling (800) 862-3984. Shares purchased by check may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 15 days. This privilege of redemption of shares by telephone request or by written request without a signature guarantee may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Distributor by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS)

          A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to the Distributor, which the Fund has authorized to act as its agent. There is no charge by the Distributor with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value next determined after receipt of a request by the Distributor. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Investment Advisory Services - Valuation") and received by the Distributor prior to the close of the Distributor's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS

          If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Distributor prior to the determination of net asset value will result in shares being redeemed that day at the net asset value effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if the Distributor deems it appropriate under then current market conditions. Once

AIG Retiree Fund -- 2003, Page 34

authorization is on file, the Distributor will honor requests by telephone at
(800) 862-3984 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $5,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Distributor with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check may not be redeemed by wire transfer until such shares have been owned for at least 15 days. During periods when it is difficult to contact the Distributor by telephone, it may be difficult to use the expedited redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

REINSTATEMENT PRIVILEGE

          A shareholder who has redeemed shares of the Fund or certain other funds may reinstate up to the full amount redeemed at net asset value at the time of the reinstatement in shares of the Fund (but only prior to the end of the Offering Period) or, if available, in shares of certain other funds managed by the Manager. A shareholder of the Fund who redeems shares purchased under the Large Purchase Privilege (see "Purchase of Shares") and incurs a contingent deferred sales charge may reinstate up to the full amount redeemed at net asset value at the time of the reinstatement in shares of the Fund (but only prior to the end of the Offering Period) or, if available, in shares of certain other funds managed by the Manager. The amount of any contingent deferred sales charge also will be reinstated. The funds for which these privileges are available will vary from time to time because they are generally offered only for limited periods. As of the date of this Prospectus, the Reinstatement Privilege is not available for any other funds. In the future, you may obtain a list of the funds for which these privileges are available and request a prospectus by telephoning (800) 862-3984. These reinstated shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Purchases through the Reinstatement Privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for funds available for sale in the shareholder's state of residence as listed under "Special Features - Exchange Privilege." The Reinstatement Privilege can be used only once as to any specific shares and reinstatement must be effected within six months of the redemption. If a loss is realized on the redemption of Fund shares, the reinstatement may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in the postponement of the recognition of such loss for federal income tax purposes. The Reinstatement Privilege may be terminated or modified at any time and is subject to the limited Offering Period of the Fund.


SPECIAL FEATURES

LETTER OF INTENT

          By signing a Letter of Intent form, available from your broker or the Transfer Agent, you may become eligible for the reduced sales load applicable to the total number of shares of the Fund and shares of certain other funds managed by the Manager purchased during the Offering Period pursuant to the terms and under the conditions set forth in the Letter of Intent. A minimum initial purchase of $1,000 is required. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load

AIG Retiree Fund -- 2003, Page 35

will be adjusted to reflect the total purchase at the end of the Offering Period. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of shares held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase the full amount indicated at the sales load in effect at the time of the signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase shares of any of the eligible funds, you must indicate your intention to do so under a Letter of Intent. The other funds that may be purchased under a Letter of Intent will vary from time to time because some funds will be offered only for limited periods, as described in the applicable prospectus. As of the date of this Prospectus, the Letter of Intent is not available for any other funds. For a list of the funds for which the Letter of Intent is available in the future, and to request a prospectus, telephone (800) 862-3984.

RIGHT OF ACCUMULATION

          YOU MAY QUALIFY FOR A REDUCED SALES CHARGE. Pursuant to the Right of Accumulation, certain investors are permitted to purchase shares of the Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the current public offering price of all shares of the Fund, shares of the other series of AIG All Ages Funds, Inc. and shares of certain other funds managed by the Manager, then held by that investor. The following purchases may be aggregated for the purposes of determining the amount of purchase and the corresponding sales load: (a) individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years including shares purchased in connection with a retirement account exclusively for the benefit of such individual(s), such as an IRA, and purchases made by a company controlled by such individual(s); (b) individual purchases by a trustee or other fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Section 401(k) of the Code, and medical, life and disability insurance trusts); or (c) individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other. Subsequent purchases made under the conditions set forth above will be subject to the minimum subsequent investment of $250 and will be entitled to the Right of Accumulation.

EXCHANGE PRIVILEGE

          Subject to the following limitations, shares of the Fund and certain other funds may be exchanged for each other at their relative net asset values. Shares purchased by check may not be exchanged until they have been owned for at least 15 days. In addition, shares acquired by such an exchange may not be exchanged thereafter until they have been owned for 15 days. The funds for which this privilege is available will vary from time to time because some funds will be offered only for limited periods, as described in the applicable prospectus. As of the date of this Prospectus, the Exchange Privilege is not available between the Fund and any other funds. For a list of the funds for which the Exchange Privilege is available in the future, and to request a prospectus, telephone (800) 862-3984. Exchanges may be made only for funds that are available for sale in the shareholder's state of residence. The Manager's Guarantee relates only to the Fund and will have no effect on shares that are exchanged for shares of another fund.

AIG Retiree Fund -- 2003, Page 36

          The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a written request to the Distributor, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Distributor will honor requests by telephone at (800) 862-3984 or in writing, subject to the limitations on liability under "Redemption or Repurchase of Shares - General." During periods when it is difficult to contact the Distributor by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

AUTOMATIC INVESTMENT PROGRAM

          The Automatic Investment Program enables you to authorize checks to be drawn on your checking account at regular monthly or quarterly intervals during the Offering Period for fixed amounts of $100 or more to purchase shares of the Fund. This Program permits you to use the dollar-cost-averaging method to invest in the Fund. The Automatic Investment Program will terminate on the last day of the Offering Period. See the terms and conditions on the Account Application.

RETIREMENT PLANS

          An investment in shares of the Fund may be appropriate for certain Individual Retirement Accounts ("IRAs"), self-employed retirement plans and corporate plans. In view of the limited Offering Period of the Fund (see "Purchase of Shares"), the Fund may not be appropriate for periodic contribution plans. Investors who are considering establishing, or purchasing shares of the Fund for, any retirement plan should consult with their own tax advisers before doing so.

          The Fund sponsors IRAs which may also be used as Simplified Employee Pension Plan ("SEP") IRA accounts. Eligible investors may establish an IRA, or a SEP-IRA with their employer, to invest in the Fund.

          PNC Bank, N.A. serves as custodian for the IRAs and SEP-IRAs sponsored by the Fund. the current fees payable to PNC Bank, N.A. for its services as IRA custodian are available upon request. Neither PNC Bank, N.A. nor the Fund administers the SEP-IRAs and therefore no assurance can be given that a particular SEP-IRA is properly administered.


PERFORMANCE

          The Fund may advertise several types of performance information, including "average annual total return" and "total return." Each of these figures is based upon historical results and is not necessarily representative of the future performance of the Fund.

          Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio for the period referenced,

AIG Retiree Fund -- 2003, Page 37

assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the
Fund). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

          The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged indexes including the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Europe Australia Far East ("EAFE") Index and other indexes prepared by Morgan Stanley Capital International. The Fund's performance may also be compared to the performance of other mutual funds or mutual fund indexes as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. and Micropal, Ltd. Such performance calculations are generally based upon changes in net asset value with all dividends reinvested.

          The Fund may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The New York Times, The Washington Post, The International Herald Tribune, USA Today, Institutional Investor, Registered Representative and other consumer journals and publications by the U.S. government and its agencies. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds, and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index/TM/ or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue Money Fund Report/(R)/ or Money Fund Insight/(R)/, reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

          The Fund may depict the historical performance of the securities in which the Fund and the Equity Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings (including those of the Equity Portfolio) and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

          The Fund's shares are sold at net asset value plus a maximum sales charge of 4.75% of the offering price. While the maximum sales charge is normally reflected in the Fund's performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. The Fund's returns and net asset value will fluctuate. Except in limited cases described in "Purchases of Shares," shares of the Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Additional information concerning the Fund's performance and concerning the historical performance of various types of investments that may be used to provide for retirement needs appears in the Statement of Additional Information. Additional information about the Fund's performance also appears in its Annual Report to Shareholders, which will be available without charge from the Fund.

AIG Retiree Fund -- 2003, Page 38

ORGANIZATION AND CAPITALIZATION

          The Fund is a series of AIG All Ages Funds, Inc., an open-end management investment company incorporated under the laws of the State of Maryland on April 4, 1995. The Board of Directors is authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders. To date, shares in the AIG Retiree Fund - 2003 described herein and the AIG Children's World Fund -- 2005 are the only shares authorized. Shares of capital stock have a par value of $.001. All shares have non-cumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion or preemptive rights. The Company will furnish without charge to each shareholder upon request a full statement of (1) the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption of the stock of each class that the Company is authorized to issue; and (2)(a) the differences in the relative rights and preferences between the shares of each series of preferred or special class and
(b) the authority of the Board to set the relative rights and preferences of subsequent series. The Company does not presently intend to hold annual shareholder meetings, but will do so if requested by the holders of at least ten percent of its outstanding shares for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by the 1940 Act.

          The Equity Portfolio is an open-end management investment company, organized under the laws of Delaware on June 23, 1995 as a trust with limited liability.

AIG Retiree Fund -- 2003, Page 39

============================================================

                  AIG RETIREE FUND -- 2003
                        a series of
                  AIG All Ages Funds, Inc.
============================================================

                     TABLE OF CONTENTS

Page
------------------------------------------------------------

THE FUND'S AND THE EQUITY PORTFOLIO'S EXPENSES.........   3

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES..........   4

RISK FACTORS...........................................  12

SPECIAL INFORMATION CONCERNING THE TWO-TIER STRUCTURE..  16

INVESTMENT ADVISORY SERVICES...........................  18

AMERICAN INTERNATIONAL GROUP, INC......................  23

DIVIDENDS AND DISTRIBUTIONS............................  23

TAXES..................................................  23

THE ADMINISTRATOR......................................  25

THE TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.......  25

CUSTODIAN..............................................  25

SHAREHOLDER SERVICING AGREEMENT........................  26

RULE 12b-1 PLAN........................................  27

PURCHASES OF SHARES....................................  27

REDEMPTION OR REPURCHASE OF SHARES.....................  32

SPECIAL FEATURES.......................................  34

PERFORMANCE............................................  36

============================================================
                January 16, 1996
============================================================

                  Subject to Completion dated January 16, 1996

                            AIG RETIREE FUND - 2003
                      A Series of AIG All Ages Funds, Inc.

                      Statement of Additional Information
                               January 16, 1996

                                 70 Pine Street
                               New York, NY 10270
                                (800) 862 - 3984

       AIG Retiree Fund -- 2003 (the "Fund") is a series of AIG All Ages Funds, Inc. (the "Company"). The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2003, of the full amount originally invested (including any sales charge paid) by each shareholder who has reinvested all dividends and distributions. The Fund pursues its first objective by investing a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee will be backed by its parent, American International Group, Inc. ("AIG").

       The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in a globally diversified portfolio of equity securities. There can be no assurance the Fund's investment objective of total return on capital will be achieved.

       The Fund seeks to achieve the investment objective of total return on capital by investing a portion of its investable assets in the First Global Equity Portfolio (the "Equity Portfolio"), a diversified open-end management investment company with the same investment objective. The Fund will directly acquire and manage its portfolio of zero coupon securities. Both the Fund and the Equity Portfolio are managed by AIG Capital Management Corp. and investment advice is provided by affiliated companies.


       This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated January 16, 1996, as amended or supplemented from time to time, a copy of which may be obtained from the Fund upon request. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus.

                       TABLE OF CONTENTS

GENERAL INFORMATION....................................   3

INVESTMENT OBJECTIVES AND POLICIES.....................   3

THE MANAGER'S GUARANTEE................................   9

DIRECTORS, TRUSTEES AND OFFICERS.......................  11

MANAGEMENT AND EXPENSES................................  15

RULE 12b-1 PLAN........................................  16

SHAREHOLDER SERVICING AGREEMENT........................  17

PORTFOLIO TRANSACTIONS AND BROKERAGE...................  17

PURCHASE AND REDEMPTION OF FUND SHARES.................  18

DISTRIBUTION SERVICES..................................  19

VALUATION..............................................  20

TAXES..................................................  21

PERFORMANCE INFORMATION................................  22

OTHER INFORMATION......................................  21

FINANCIAL STATEMENTS OF FIRST GLOBAL EQUITY PORTFOLIO..  23

INFORMATION WITH RESPECT TO AIG........................  23

                              GENERAL INFORMATION

       The Fund is a newly organized, diversified series of AIG All Ages Funds, Inc. (the "Company"), an open-end management investment company, and therefore has no prior history.



                       INVESTMENT OBJECTIVES AND POLICIES

OVERVIEW

       The Fund has two investment objectives. The first is to provide a guaranteed return, at any time on or after November 15, 2003 (the "Maturity Date"), of the full amount originally invested by each shareholder who has reinvested all dividends and distributions. The Fund pursues its first objective by investing a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by the Manager (the "Manager's Guarantee"). The Manager's obligations under the Manager's Guarantee will be backed by its parent, AIG. The Fund's second objective is to provide total return on capital through both capital growth (realized and unrealized) and income, through investment of the balance of its assets primarily in a globally diversified portfolio of equity securities. The Fund seeks to achieve its second investment objective of total return on capital by investing a portion of its investable assets in the First Global Equity Portfolio (the "Equity Portfolio"), an open-end diversified management investment company, unlike other mutual funds that directly acquire and manage their own portfolio of securities. The investment objectives of the Fund are fundamental and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information regarding the Fund's and the Equity Portfolio's investment policies supplements the information contained in the Prospectus.

       Zero Coupon Securities. There are currently two basic types of zero coupon securities, those created by separating the interest and principal components of a previously issued interest-paying security and those originally issued in the form of a face amount only security paying no interest. Zero coupon securities of the U.S. Government and certain of its agencies and instrumentalities and of private corporate issuers are currently available, although the Fund will purchase only those that are direct obligations of the United States Treasury.

       Zero Coupon securities of the U.S. Government that are currently available are called STRIPS (Separate Trading of Registered Interest and Principal of Securities) STRIPS are issued under a program introduced by the U.S. Treasury and are direct obligations of the U.S. Government. The U.S. Government does not issue zero coupon securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected Treasury notes and bonds into individual interest and principal components. Under the program, the U.S. Treasury continues to sell its shares and bonds through its customary auction process. However, a purchaser of those notes and bonds who has access to a book-entry account at a Federal Reserve bank may separate the specified Treasury notes and bonds into individual interest and principal components. The selected Treasury securities may thereafter be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. The Federal Reserve does not charge a fee for this service; however, the book-entry transfer of interest and principal components is subject to the same fee schedule generally applicable to the transfer of Treasury securities.

       Under the program, in order for a book-entry Treasury security to be separated into its component parts, the face amount of the security must be an amount which, based on the stated interest rate of the security, will produce a semi-annual interest payment of $1,000 or a multiple of $1,000. Once a book-entry security has been separated, each interest and principal component may be maintained and transferred in multiples of $1,000 regardless of the face amount initially required for separation or the resulting amount required for each interest payment.

       Investment banks may also strip Treasury securities and sell them under proprietary names. These securities may not be as liquid as STRIPS and the Fund has no present intention of investing in these instruments in the coming year.

       STRIPS are purchased at a discount from $1,000. Absent a default by the U.S. Government, a purchaser will receive face value for each of the STRIPS provided the STRIPS are held to their due dates. While STRIPS can be purchased on any business day, they all currently come due on February 15, May 15, August 15 or November 15.

       Foreign Currency Transactions. The Equity Portfolio may enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

       The Equity Portfolio is not required to enter into forward contracts with regard to settlement of its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager, AIG Global Investment Corp. ("AIG Global") or AIG Global Investment Corp. (Europe) Ltd. ("AIG Global Europe") (AIG Global and AIG Global Europe are referred to as the "Subadvisors"). Forward foreign currency exchange contracts do not eliminate fluctuations in the underlying price of the securities. They simply establish a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the currency being traded, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

       Investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Equity Portfolio at one rate, while offering a lesser rate of exchange should the Equity Portfolio desire to resell that currency to the dealer.

       Borrowing. The Fund or the Equity Portfolio may from time to time borrow money for extraordinary or emergency purposes in an amount up to 5% of its total assets from banks at prevailing interest rates. This policy is fundamental. Should the Fund or the Equity Portfolio, for any reason, have borrowings that do not meet this test, then within three business days, it must reduce such borrowings so as to meet the foregoing test. Under these circumstances, the Fund or the Equity Portfolio may have to liquidate its holdings at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of the Fund or the Equity Portfolio, as relevant, to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund or Equity Portfolio, as relevant, could decrease faster than if there had been no borrowings.

       Lending of Portfolio Securities. Neither the Fund nor the Equity Portfolio may lend its holdings of securities. These are fundamental policies of the Fund and the Equity Portfolio.

       Except as noted above, the foregoing investment policies of the Fund and the Equity Portfolio are not fundamental and the Board of Directors of AIG All Ages Funds, Inc. or the Trustees of the Equity Portfolio, as relevant, may change such policies without the vote of a majority of outstanding voting securities of the Fund or the Equity Portfolio, as relevant.

       Portfolio Turnover. The Equity Portfolio may generally change its portfolio investments at any time in accordance with the Manager's or the Subadvisors' appraisal of factors affecting any particular issuer or the market economy in general. The Equity Portfolio anticipates that the annual rate of portfolio turnover will not exceed 100% per annum. After the Offering Period, the Fund does not anticipate any portfolio turnover in its holding of zero coupon securities except that necessary to meet requests for redemption.

ADDITIONAL INVESTMENT RESTRICTIONS FOR THE FUND AND THE EQUITY PORTFOLIO

       Except as expressly indicated otherwise, the following additional restrictions are fundamental policies which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund or the Equity Portfolio, as relevant. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares, or (2) 67% or more of the shares present at a shareholder's meeting, if more than 50% of the outstanding shares are represented at the meeting in person or in proxy.

       The Fund may not:

       (1) Issue senior securities (i.e., any security evidencing indebtedness or any stock of a class having priority over any other class as to distribution of assets or payment of dividends), provided that the Fund may borrow money as described in clause (5) below.

       (2)  Make short sales of securities.

       (3) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of its Treasury Securities.

       (4) Write put or call options on securities.

       (5) Borrow money, except from banks for extraordinary or emergency purposes and may not invest borrowed funds in additional securities. Such borrowing may not exceed 5% of the Fund's total assets.

       (6) Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

       (7) Purchase, sell or hold any real estate or real estate mortgage loans.

       (8) Purchase or sell any commodities or commodity contracts, including futures contracts.

       (9) Make loans or lend the Treasury Securities it holds in furtherance of the Repayment Objective.

       (10) Invest in any securities other than (i) Treasury Securities and (ii) beneficial interests in the Equity Portfolio or of another issuer that has investment objectives, policies and limitations substantially similar to those of the Equity Portfolio. Should the Directors determine that investment in the Equity Portfolio or a similar issuer is no longer in the best interest of the Fund's shareholders, they will hold a vote of shareholders to consider possible alternatives.

       (11) Except for investments in (i) Treasury Securities and (ii) beneficial interests in the Equity Portfolio or of another issuer that has investment objectives, policies and limitations substantially similar to those of the Equity Portfolio, purchase any security if, as a result, more than 25% of the market value of its total assets would be invested in securities of issuers principally engaged in the same industry (except Treasury Securities). This investment policy is not fundamental.

       The Equity Portfolio may not:

       (1) Issue senior securities (i.e., any security evidencing indebtedness or any stock of a class having priority over any other class as to distribution of assets or payment of dividends), provided that the Equity Portfolio may borrow money as described in clause (5) below.

       (2)  Make short sales of securities except short sales against the box.

       (3) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of its portfolio securities.

       (4)  Write put or call options on securities.

       (5) Borrow money, except from banks for extraordinary or emergency purposes and may not invest borrowed funds in additional securities. Such borrowing may not exceed 5% of the Equity Portfolio's total assets.

       (6) Engage in the underwriting of securities, except insofar as the Equity Portfolio may be deemed an underwriter under the Securities Act in disposing of a portfolio security.

       (7) Purchase, sell or hold any real estate, real estate mortgage loans or real estate limited partnerships, provided that the Equity Portfolio may invest in the securities of companies that are engaged in businesses related to real estate and real estate mortgage loans.

       (8) Purchase or sell any commodities or commodity contracts, including futures contracts, provided that the Equity Portfolio may enter into forward foreign currency contracts to provide for its obligations at the time of settlement of securities transactions.

       (9) Make loans or lend portfolio securities except as described in the Prospectus under "Other Investment Policies - Repurchase Agreements."

       (10) Invest more than 25% of the market value of its total assets in securities of issuers principally engaged in the same industry (except Treasury Securities).

       (11) As to 75% of the value of its total assets, invest more than 5% of its total assets, at market value, in the securities of any one issuer (except Treasury Securities).

       (12) Own more than 10% of the outstanding voting securities of any issuer, or more than 10% of any class of securities of one issuer.

       (13) Invest more than 5% of the value of its total assets, at market value, in the securities of issuers which, with their predecessors, have been in business less than three years, provided that securities guaranteed by a company that has been in operation at least three continuous years shall be excluded from this limitation, or in equity securities the resale of which is restricted by law. This policy is not fundamental.

       (14) Purchase securities of open-end or closed-end investment companies, except as permitted by the 1940 Act, and only in open market purchases where no commission or profit to a sponsor or dealer results other than customary brokers' commissions.

       (15) Invest in warrants if, at the time of acquisition, the investment in warrants, valued at the lower of cost or market value, would exceed 5% of the Equity Portfolio's net assets. For purposes of this restriction, warrants acquired by the Equity Portfolio in units, attached to securities or distributed as dividends on another security may be deemed to have been purchased without cost. This policy is not fundamental.

       (16) Invest in companies for the purpose of exercising control or management.

       (17) Purchase or retain securities of any issuer if those officers and trustees of the Equity Portfolio and the officers and directors of the Manager or any Subadvisor who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities. This policy is not fundamental.

       (18) Invest in oil, gas or other mineral exploration or development programs or leases.

       The prospectus states that the Equity Portfolio may invest up to 15% of its assets in illiquid securities and that the Trustees may determine that certain securities sold under Rule 144A of the 1933 Act are not subject to this 15% limitation. However, certain state securities laws require that all Rule 144A securities and also securities of certain unseasoned issuers be subject to the 15% limitation. So long as these laws remain in effect, the Equity Portfolio will include all Rule 144A securities and securities of such unseasoned issuers when determining the percentage of illiquid securities in its portfolio.

       With respect to limitation (5) of the Fund and the Equity Portfolio, the directors of the fund and the trustees of the Equity Portfolio have only authorized the Fund and the Equity Portfolio to borrow money to meet requirements for redemptions and to meet nonrecurring operating expenses.

       With respect to limitation (15) above, certain state securities laws require that no more than 2% of the net assets of the Equity Portfolio may be invested in warrants not listed on either the New York Stock Exchange or the American Stock Exchange. So long as these laws remain in effect, the Equity Portfolio will be subject to this additional limitation.

                            THE MANAGER'S GUARANTEE


       In order to ensure the return of the full amount of a shareholder's original investment (including any sales charge paid) on or after the Maturity Date, AIG All Ages Funds, Inc. and the Manager have entered into a Guarantee Agreement with respect to the Fund, dated _____________, 1996 (the "Manager's Guarantee"). The Manager's Guarantee ensures that an investor who reinvests all dividends and distributions (an "Eligible Investor") and who holds all shares until the Maturity Date will receive upon redemption of all holdings at least as much as was originally invested (including any sales charge). If an Eligible Investor redeems some shares, the amount subject to the Manager's Guarantee will be reduced in proportion to the number of shares redeemed divided by the number of shares originally purchased during the Offering Period.

       The Manager's Guarantee is triggered each time after the Maturity Date that an Eligible Investor tenders shares to the Fund for redemption and the value of the shares redeemed is insufficient to return the amount originally invested. At that time, the Manager will make a payment to the Fund that is sufficient to increase the net asset value of all shares of the Fund to a level sufficient to ensure that the Eligible Investor's claim is satisfied. To simplify the calculations, the Manager's Guarantee assumes that each investor acquired shares at the highest net asset value per share during the Offering Period and paid the maximum 4.75% front-end sales charge.

       In determining whether the net asset value of the shares held by an Eligible Investor is less than the original purchase price of the shares plus any sales charges, the Manager's Guarantee employs a "Reinvestment Ratio." The Reinvestment Ratio is the number of shares that would be owned by a person who acquired one share during the Offering Period and continuously reinvested all dividends and distributions. Due to reinvestment of dividends and distributions, that person would own more than one share at the Maturity Date. This number cannot be determined in advance. In order to trigger the Manager's Guarantee, the value of these shares (i.e., the net asset value of one share multiplied times the Reinvestment Ratio) must be less than the value of one share of the Fund during the Offering Period, plus the sales charge of 4.75%.

       Any payment by the Manager pursuant to the Manager's Guarantee will be made to the Fund and will cause the net asset value of all outstanding shares to increase by the same amount. Thus, a shareholder who has not reinvested all dividends and distributions will benefit to some extent from any payment under the Manager's Guarantee. However, a shareholder who has not reinvested will own fewer shares on or after the Maturity Date than a shareholder who invested the same amount during the Offering Period but has reinvested continuously. As a result, if a payment is required under the Manager's Guarantee by an Eligible Investor, the total value of the non-reinvesting shareholder's shares, even after the payment, will be less than the amount originally invested. Moreover, such shareholder will not be entitled to make a demand for payment under the Manager's Guarantee because he or she is not an Eligible Investor.

       The Manager's obligations under the Manager's Guarantee are backed by its parent, AIG, pursuant to a Support Agreement, dated _____________, 1996. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. Other significant activities of AIG are financial services and agency and service fee operations. Under the Support Agreement, AIG has agreed that, if the Manager is unable to make full payment of any amount required under the Manager's Guarantee, AIG will make a capital contribution or a loan to the Manager to the extent of the Manager's inability to pay. The Support Agreement provides that the full amount of such capital contribution or loan will be paid directly to the Fund.

       Payment obligations under the Manager's Guarantee and the Support Agreement will be solely the obligations of the Manager and AIG, respectively. No other affiliate of the Fund, the Manager, AIG or any other party has undertaken any obligation to the Fund or its shareholders with respect to the Manager's Guarantee.

       The foregoing is only a summary of the terms of the Manager's Guarantee and the Support Agreement and is qualified in its entirety by reference to such agreements, copies of which have been filed as exhibits to the registration statement of which this Statement of Additional Information forms a part.

                        DIRECTORS, TRUSTEES AND OFFICERS

       Directors and officers of the Company, and Trustees and officers of the Equity Portfolio, together with information as to their principal business occupations during the past five years, are shown below. Each Director/Trustee who is an "interested person" of the Fund and/or the Equity Portfolio, as defined in the 1940 Act, is indicated by an asterisk.

                                      POSITION
                           POSITION     WITH
                            WITH       EQUITY          PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE      COMPANY    PORTFOLIO         DURING PAST 5 YEARS
---------------------      --------   ---------     --------------------------
Roger T. Wickers (60)      Chairman   Chairman      Director, Keystone
339 Forest Road             of the     of the       Investments, Inc.; Retired
Wolfeboro, New              Board       Board       General Counsel, Keystone
 Hampshire 03894             and         and        Investments, Inc.
                           Director    Trustee

Robert L. Ash/*/ (49)      Director   Trustee       Director, AIG Capital
70 Pine Street                                      Management Corp.; Director
New York, New York                                  and President, AIG Asset
10270                                               Management Services, Inc.;
                                                    Director, AIG Asset
                                                    Management Inc.; formerly
                                                    Chairman, Kemper Sales Co.;
                                                    Senior Vice President,
                                                    Keystone; Vice President,
                                                    Alliance Capital.

Paul H. Friedman (41)      Director   Trustee       Partner, Arter & Hadden, law
1801 K Street N.W.,                                 firm.
Suite 400k
Washington, D.C
 20006-1301

Linda-Ann S.               Director   Trustee       Executive Vice President,
    Goodwin* (47)                                   AIG Capital Management Corp.;
70 Pine Street                                      Senior Vice President,  Asset
New York, New York                                  Management Services, Inc.;
 10270                                              formerly Marketing Executive,
                                                    Kemper Financial; Marketing
                                                    Executive, Coca Cola, USA.

-----------------
/*/ "Interested" person, as defined in the 1940 Act by reason of affiliation with the Manager.

                                      POSITION
                           POSITION     WITH
                            WITH       EQUITY          PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE      COMPANY    PORTFOLIO         DURING PAST 5  YEARS
---------------------      --------   ---------     --------------------------
Charles Vinick (48)        Director   Trustee       Independent Consultant;
214 South Venice Blvd.                              Director, SMR Natural Gas
Venice, California                                  Income Fund 1995; Director,
 90291                                              Passage International
                                                    Incorporated; Advisory Board
                                                    Member, SMR Energy, Inc.;
                                                    formerly Vice President, The
                                                    Cousteau Society.


Gary M. Gardner (44)      Secretary   Secretary     Chief Counsel, PNC Bank,
400 Bellevue Parkway                                N.A.; formerly Attorney,
Wilmington, Delaware                                Federated Investors, Inc.,
19809                                               Sun America Asset
                                                    Management Corp. and the
                                                    Boston Company.


David T. Goss (47)           Vice     Vice          Executive Vice President, AIG
70 Pine Street            President   President     Asset Management Services,
New York, New York                                  Inc.; Formerly Director,
10270                                               Equitilink Australia; Director,
                                                    Equitilink, Ltd; Chairman,
                                                    Equitilink Pacific, Ltd;
                                                    President, Equitilink USA,
                                                    Inc.; and Director, Valufi (Pty),
                                                    Ltd.



Daniel K. Kingsbury       President   President     President, AIG Asset
 (36)                                               Management, Inc.; President,
70 Pine Street                                      AIG Capital Management
New York, New York                                  Corp.; Senior Vice President,
 10270                                              AIG Asset Management
                                                    Services, Inc.; Vice President,
                                                    AIG Equity Sales Corp.;
                                                    Executive Director, AIG Fund
                                                    Management Ltd.; formerly
                                                    Director of Strategy, AIG
                                                    Asset Management
                                                    International.


J. Fergus McKeon (34)     Treasurer   Treasurer     General Manager, PFPC
80 Harcourt Street                                  International; formerly Chief
Dublin, Ireland                                     Accountant, SBC-ISL;
                                                    Director, Emerging Markets
                                                    Fixed Income Fund.


       Pursuant to the terms of the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Company who are affiliated persons of the Manager.


       The following table sets forth the aggregate compensation the Company expects to pay to each Director and the aggregate compensation paid to each Director for service on the Company's Board and boards of other companies in the family of funds sponsored by the Manager or its affiliates for the fiscal year ending on November 30, 1996.


                               COMPENSATION TABLE
                              (NOVEMBER 30, 1996)


                                       PENSION                    TOTAL
                                       -------                COMPENSATION
                                      RETIREMENT                  FROM
                                       BENEFITS   ESTIMATED     COMPANY
                         AGGREGATE     ACCRUED    ---------     AND FUND
                         ---------     AS PART     ANNUAL        COMPLEX
                        COMPENSATION      OF      BENEFITS        PAID
                            FROM        FUND        UPON           TO
  NAME AND POSITION        COMPANY*    EXPENSES   RETIREMENT   DIRECTORS*
----------------------  ------------  ----------  ----------  -------------
Roger T. Wickers             $15,000     None        N/A            $30,000
Director
Robert L. Ash                      0     None        N/A                  0
Director
Paul H. Friedman             $15,000     None        N/A            $30,000
Director
Linda-Ann S. Goodwin               0     None        N/A                  0
Director
Charles Vinick               $15,000     None        N/A            $30,000
Director

       As of _____________, 1995, the directors and officers of the Company, as a group, owned no shares of common stock of the Fund.

       As of ______________, 1995, all of the outstanding shares of the Fund were owned by AIG Asset Management Services, Inc., a Delaware corporation and a subsidiary of AIG ("AIGAM Services"). The address of AIGAM Services is 70 Pine Street, New York, NY 10270. The Fund does not expect that AIGAM Services will own a significant percentage of its shares once the Offering Period commences.

* The amount shown is maximum compensation payable by the company and by any unregistered investment companies that may invest in the Equity Portfolio. To the extent that unregistered investment companies that invest in the Equity

  Portfolio and the individuals listed above serve as directors or trustees of such entities, these companies will bear a portion of the aggregate compensation payable to such individuals, allocated on the basis of relative net assets of the individual funds, or such other basis as the directors may deem appropriate.

                            MANAGEMENT AND EXPENSES

       As indicated in the Prospectus, under the Fund's and the Equity Portfolio's agreements with the Manager dated _____________, 1996, subject to the control of the Board of Directors of the Fund and the Trustees of the Equity Portfolio, the Manager administers the business and other affairs of the Fund and the Equity Portfolio. The Manager provides both the Fund and the Equity Portfolio with such office space, administrative and other services and executive and other personnel as are necessary for the operations of the Fund and the Equity Portfolio. The Manager pays all of the compensation of Directors of the Company and Trustees of the Equity Portfolio who are employees, consultants and/or directors of the Manager and of the officers and employees of the Fund and the Equity Portfolio. The Fund pays the Manager a management fee for its services, calculated daily and payable monthly equal to 0.20% per annum of the average daily net assets of the Fund (other than its interest in the Equity Portfolio). Similarly, the Equity Portfolio pays the Manager a management fee, calculated daily and payable monthly equal to 1.20% per annum of the average daily net assets of the Equity Portfolio. As described in the Prospectus, the Manager has agreed to waive or reimburse certain expenses subject to reimbursement under certain circumstances by the Fund in later years. Assuming that 65% of the Fund's assets are invested in Treasury Securities and 35% in the Equity Portfolio, the combined management fee paid by the Fund (which includes fees paid by the Equity Portfolio for assets of the Fund held by the Equity Portfolio) would be equal to 0.55% per annum of the average total assets of the Fund. Assuming an allocation of 50% to 80% of the Fund's assets to Treasury Securities the combined management fee paid by the Fund will range between 0.40% and 0.70% per annum of the average total assets of the Fund. Fees paid by the Manager to the Subadvisors (which do not affect the fees paid by the Fund) are described in the Prospectus.

       The Fund and the Equity Portfolio pay all of their respective expenses other than those assumed by the Manager and the Subadvisors, including brokerage commissions; administration, shareholder services and distribution fees; fees and expenses of independent auditors and counsel; taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under federal and state securities laws; cost of stock certificates and expenses of repurchase or redemption of shares; expenses of printing and distributing reports, notices and proxy materials to shareholders; expenses of printing and filing reports and other documents with governmental agencies; expenses of shareholders' meetings; expenses of corporate data processing and related services; shareholder recordkeeping and shareholder account services fees and disbursements of custodians; expenses of distributing dividends and distributions; fees and expenses of Directors of the Company or Trustees of the Equity Portfolio not employed by (or serving as a director of) the Manager or its affiliates; insurance premiums; and extraordinary expenses such as litigation expenses. The Company's expenses will be allocated among the Fund and any other series in a manner determined by the Board of Directors to be fair and equitable.

       The Fund and the Equity Portfolio will be subject to certain state expense limitations, the most stringent of which currently requires reimbursement of total expenses (including the management fee, but excluding interest, taxes, brokerage commissions, distribution fees and extraordinary expenses) in any year that they exceed 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1/2% thereafter.

       The Fund's and the Equity Portfolio's agreements with the Manager provide that the Manager will not be liable to the Fund or the Equity Portfolio for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under any of these Agreements, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under these Agreements.

       The Fund's management agreement and the subadvisory agreement with each Subadvisor were approved by the Board of Directors of the Fund at a meeting held on December 18, 1995 and by the sole shareholder on ______________. The Equity Portfolio's management agreement and subadvisory agreements were approved by the Trustees of the Equity Portfolio at a meeting held on June 29, 1995 and by the sole owner of a beneficial interest in the Equity Portfolio on June 29, 1995. These agreements shall continue in effect for a period of more than two years from the date they were entered into only so long as such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of the majority of the Board of Directors or Trustees, as relevant, or of the outstanding voting securities of the Fund or the Equity Portfolio, as relevant, and by a vote of a majority of the Board of Directors or Trustees who are not parties to the agreement being voted upon or interested persons (as defined in the 1940 Act) of any such party). The Fund, the Equity Portfolio, the Manager, or the Subadvisors, as relevant, can terminate any of these agreements to which it is a party, without penalty, on 60 days' written notice to the relevant counterparty and each of these agreements will terminate automatically in the event of its assignment.


                                RULE 12B-1 PLAN


       As indicated in the Prospectus, the Fund has adopted a Plan of Distribution (the "Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

       The Plan was originally approved on December 18, 1995 by the Board of Directors of the Company, including a majority of the directors who are not interested persons (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Fund (the "Qualified Directors") and by the sole shareholder of the Fund on _____________, 1996. The Plan will terminate on the last day of the Offering Period.

       The Plan requires the Treasurer of the Fund to provide the Directors, and that the Directors review at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not interested persons of the Fund be made by such disinterested Directors.

                        SHAREHOLDER SERVICING AGREEMENT


       As indicated in the Prospectus, the Fund has entered into a Shareholder Servicing Agreement with AIG Equity Sales Corp. (the "Distributor") pursuant to which the Fund pays the Distributor a fee, payable monthly at the annual rate of up to 0.25% of net assets in the Fund, in exchange for shareholder services.
The Shareholder Servicing Agreement was originally approved on June 29, 1995 by the Board of Directors of the Fund, including a majority of the directors who are not interested persons (as defined in the 1940 Act). The addition of the Fund to the Shareholder Servicing Agreement was approved on December 18, 1995 by the Board of Directors of the Fund and by the sole shareholder of the Fund on __________, 1996. The Shareholder Servicing Agreement may not be amended to increase materially the amounts payable to the Distributor without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the Shareholder Servicing Agreement may be made except by a majority of both the Directors and the directors who are not interested persons of the Fund (as defined in the 1940 Act).


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


       The Fund's and the Equity Portfolio's agreements with the Manager and the Subadvisors recognize that in the purchase and sale of portfolio securities, the Manager and Subadvisors will seek the most favorable price and execution and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager or Subadvisors for their use. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager and Subadvisors to be beneficial to the Fund or the Equity Portfolio. In addition, the Manager and the Subadvisors are authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis through the use of such brokers selected solely on the basis of seeking the most favorable price and execution, although such research and analysis may be useful to the Manager and the Subadvisors in connection with their services to clients other than the Fund or the Equity Portfolio.

       In over-the-counter markets, the Fund and the Equity Portfolio deal with primary market-makers unless a more favorable execution or price is believed to be obtainable. The Fund and Equity Portfolio may buy securities from or sell securities to dealers acting as principal, except dealers with which their directors and/or officers are affiliated.

       When two or more investment advisory clients of the Manager or the Subadvisors desire to buy or sell the same security at the same time, the Manager or the Subadvisors may aggregate the securities to be sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. The securities purchased or sold are allocated by the Manager and the Subadvisors in a manner believed to be equitable to each client. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


                     PURCHASE AND REDEMPTION OF FUND SHARES


PURCHASE OF SHARES

       REDUCTIONS AVAILABLE. Shares of the Fund sold with a sales load will be eligible for the following reductions, which are described in more detail in the
Prospectus:

       VOLUME DISCOUNTS are provided if the total amount being invested in the Fund alone, or in combination with shares of certain other mutual funds managed by the Manager which are sold with a sales load, reaches levels indicated in the sales load schedule set forth in the Prospectus. A contingent deferred sales charge of 1% may be imposed upon redemption of shares of the Fund that are purchased pursuant to a volume discount if they are redeemed within one year of purchase.

       THE RIGHT OF ACCUMULATION allows an investor to combine the amount being invested in the Fund and shares of certain other mutual funds managed by the Manager and sold with the same sales load to determine reduced sales loads in accordance with the schedule in the Prospectus. The value of the shares owned will be taken into account in orders placed through a dealer, however, only if the Distributor is notified by the investor or dealer of the amount owned at the time the purchase is made and is furnished sufficient information to permit confirmation.

       A LETTER OF INTENT allows an investor to purchase shares during the Offering Period at reduced sales loads in accordance with the schedule in the Prospectus, based on the total amount of shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares of certain other mutual funds managed by the Manager purchased with a sales load by the investor. Reduced sales loads also may apply to purchases made within the Offering Period starting up to 90 days before the date of execution of a letter of intent.

       CERTAIN AFFILIATED PERSONS. Shares of the Fund may be sold at net asset value to present and retired Directors, Trustees, officers, employees (and their family members) of the Fund and to certain other persons, as more completely described in the Fund's Prospectus under "Purchases of Shares".

       PERSONS ENTITLED TO REDUCTIONS. Reductions in sales loads apply to purchases by a "single person" including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 or 457 of the Internal Revenue Code, organizations tax exempt under Section 501(c)(3) or (13), and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose.

       FURTHER TYPES OF REDUCTIONS. Shares of the Fund may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and other personal holding companies, to financial institution trust departments, to registered investment advisers exercising investment discretionary authority with respect to the purchase of Fund shares, or pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund, to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act, to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with the Distributor and shareholders of mutual funds with investment objectives and policies similar to the Fund who purchase shares with redemption proceeds of such funds as described in the Prospectus.

       Shares of the Fund may be sold at net asset value to these persons since such shares require less sales effort and lower sales related expenses as compared with sales to the general public.

       MORE ABOUT REDEMPTIONS. The procedures for redemption of shares of the Fund under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the ordinary liquidation of securities held is prevented by the closing of an exchange or market during periods of emergency, or such other periods ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.



                             DISTRIBUTION SERVICES


       The Distributor, an affiliate of the Manager, acts as general distributor of the shares of the Fund and of other mutual funds in the family of funds sponsored by the Manager or its affiliates. As general distributor of the Fund's shares, the Distributor normally allows concessions to all dealers, as indicated in the Prospectus, of up to 4.25% on purchases to which the 4.75% sales load applies, but may allow the whole amount.

       The Distributor is entitled to retain any contingent deferred sales load imposed on certain redemptions occurring within one year of purchase of shares purchased pursuant to a volume discount.

                                   VALUATION


       Net asset value per share is determined as of the close of the New York Stock Exchange ("NYSE") (currently 4:00 p.m. New York City time), on each business day that the NYSE is open. Currently, the NYSE is closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

       The net asset value per share is determined by dividing the market value of the Fund's securities as of the close of trading plus any cash or other assets (including dividends and accrued interest receivable) less all liabilities (including accrued expenses), by the number of shares outstanding. During the Offering Period, zero coupon Treasury Securities will be valued at the average of the last reported bid and ask prices; thereafter, in order to ensure that an adequate amount of Treasury Securities is maintained to achieve the Repayment Objective when shares of the Fund are redeemed, zero coupon Treasury Securities will be valued at the last reported bid. Equity Portfolio securities are valued at the last sales price on the securities exchange or securities market on which such securities are primarily traded. Securities for which there are not recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors or the Trustees. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board of Directors or the Trustees, as relevant, determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee are accrued daily and taken into account for the purpose of determining the net asset value of the Fund shares.

       Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, which otherwise would not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors or the Trustees, as relevant.

       For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.


                                     TAXES


       The Fund intends to qualify for the fiscal year ending November 30, 1996 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify, the Fund must, among other things,
(i) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or foreign currencies; (ii) derive less than 30% of its annual gross income from the sale or other disposition of stocks or securities (or certain options, futures, forward contracts and foreign currencies) held for fewer than three months; and (iii) diversify its holdings so that, at the end of each fiscal quarter, (x) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer and (y) not more than 25% of the value of the Fund's assets is represented by securities of any one issuer (other than U.S. Government securities).

       Dividends paid by the Fund and designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company will be eligible, subject to certain restrictions, for the 70% dividends received deduction available to shareholders of the Fund that are corporations.

       Income received by the Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of the Fund's assets at the close of its fiscal year consists of stocks or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. In such a case, a shareholder of the Fund would be required to include in income its share of such foreign income taxes but would be permitted (subject to certain limitations) to either deduct such amounts in computing U.S. taxable income or credit such amounts in computing U.S. tax payable.

       If the Fund purchases shares in a foreign corporation that is a "passive foreign investment company," the Fund itself might be subject to United States federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distributions" from such corporation or on gain from the disposition of such shares, even if the excess distribution is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat the passive foreign investment company as a "qualified electing fund," the foregoing treatment would not apply and the Fund would instead be required to include in income, and distribute to its shareholders in accordance with the Fund's distribution requirements, the Fund's pro rata share of the ordinary earnings and net capital gains of the qualified electing fund, whether or not distributed to the Fund.

       Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the dates of the acquisition and disposition of the security are also treated as ordinary gain or loss. These gains or losses increase or decrease the amount of the Fund's net investment income available to be distributed to its shareholders as ordinary income.

       Shareholders are urged to consult their tax advisers concerning the effect of federal, state and local income taxes in their individual circumstances. There is a possibility that a portion of the Fund's dividends may be exempt from state tax.


                            PERFORMANCE INFORMATION


       The Fund is a newly organized open-end management investment company. As a result, there is currently no performance information available.


                               OTHER INFORMATION


       CAPITAL STOCK. The Board of Directors is authorized to classify or reclassify and issue any unissued capital stock of the Fund into any number of series or classes without further action by the shareholders. To date, two series of shares has been authorized, which shares constitute interests in AIG Children's World Fund - 2005 and AIG Retiree Fund - 2003; however, the Board of Directors may authorize further series or classes in the future. The 1940 Act requires that where more than one series or class exists, each series or class must be preferred over all other series or classes in respect of assets specifically allocated to such series or class.

       Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

       CUSTODIAN AND ADMINISTRATOR. PNC Bank, National Association ("PNC Bank"), Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania, 19113, will serve as custodian of the Fund and of the Equity Portfolio, and will maintain direct custody of the assets of the Fund. PNC Bank has entered into a subcustodian agreement with State Street Bank and Trust Company ("State Street"), 1776 Heritage Drive, North Quincy, Massachusetts 02171, in respect of the assets of the Equity Portfolio. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Equity Portfolio to be held in separate accounts outside the United States in the custody of non-U.S. banks. PFPC International Ltd., 80 Harcourt Street, Dublin, Ireland, as Administrator, maintains, under the general supervision of the Manager, certain accounting records and determines the net asset value for the Fund. PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 acts as the Fund's Transfer Agent and Dividend Disbursing Agent.

       ACCOUNTANTS. Coopers & Lybrand L.L.P., independent auditors, have been selected as auditors of the Fund. Their address is 1301 Avenue of the Americas, New York, New York 10019.


             FINANCIAL STATEMENTS OF FIRST GLOBAL EQUITY PORTFOLIO

       The following pages include the Equity Portfolio's Statement of Assets and Liabilities as of September 11, 1995 and the report of Coopers & Lybrand L.L.P. thereon.

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a)  Financial Statements and Schedules:

      PART A - Financial Highlights for the AIG Retiree Fund -- 2003 are not included because it is a new series for which financial highlights are not required to be filed.

      PART B - Statement of Assets and Liabilities of the Registrant with respect to AIG Retiree Fund -- 2003 are not included because it is a new series for which a Statement of Assets and Liabilities is not required to be filed.

      Statement of Assets and Liabilities of First Global Equity Portfolio as of _______________, 1995 and report of independent auditors thereon.

  (b) EXHIBITS:

    (1)    Articles of Incorporation./1/
    (1)(a) Articles of Amendment, dated June 29, 1995./2/
    (1)(b) Articles of Amendment, dated August 16, 1995./3/
    (1)(c) Certificate of Correction, dated September 11, 1995./4/
    (1)(d) Articles Supplementary, dated November 3, 1995./5/
    (1)(e) Articles of Amendment, dated January 11, 1996./6/
    (2)    By-laws of Registrant./1/
    (3)    Not Applicable.
    (4)    Specimen Common Stock Certificate./2/
    (5)(a) Form of Management Agreement relating to AIG Children's
            World Fund -- 2005./2/
    (5)(b) Form of Subadvisory Agreement with AIGAM International Limited relating to AIG Children's World Fund -- 2005./2/
            (5)(c) Form of Subadvisory Agreement with AIG Global Investors, Inc relating to AIG Children's World Fund -- 2005./2/
    (5)(d) Form of Management Agreement relating to AIG Retiree Fund --
            2003./5/
    (5)(e) Form of Subadvisory Agreement with AIGAM International
            Limited relating to AIG Retiree Fund -- 2003./5/
    (5)(f) Form of Subadvisory Agreement with AIG Global Investors Inc. relating to AIG Retiree Fund -- 2003./5/
    (6)(a) Form of Distribution Agreement relating to AIG Children's World
            Fund -- 2005./2/
    (6)(b) Form of Distribution Agreement relating to Secured Retiree Fund -- 2002./5/
    (7)    Not Applicable.
    (8)    Form of Custody Agreement./2/
    (9)(a) Form of Shareholder Servicing Agreement./2/
    (9)(b) Form of Administration and Accounting Services Agreement./2/
    (9)(c) Form of Transfer Agency Agreement./2/
    (9)(d) Powers of Attorney (included on the signature page of the referenced filing):
           (i)   Registrant (other than Ms. Linda-Ann Goodwin)/1/
           (ii) First Global Equity Portfolio (other than Ms. Linda-Ann Goodwin)/2/
           (iii) AIG Capital Management Corp./3/
           (iv) American International Group, Inc. (other than Mr. Houghton Freeman)/3/
           (v) Mr. Houghton Freeman (Director of American International Group, Inc.)/4/
           (vi) Ms. Linda-Ann S. Goodwin (Director of Registrant and of First Global Equity

----------------------

/1/  Filed with the Initial filing of this Registration Statement on April 13,
      1995.
/2/  Filed with Pre-Effective Amendment No. 1 to this Registration Statement on
      July 21, 1995.
/3/  Filed with Pre-Effective Amendment No. 2 to this Registration Statement on
      September 7, 1995.
/4/  Filed with Pre-Effective Amendment No. 3 to this Registration Statement on
      September 13, 1995.
/5/  Filed with Post-Effective Amendment No. 2 to this Registration Statement on
      November 3, 1995.
/6/  Filed herewith.

            Portfolio /6/
     (9)(e) Form of Guarantee Agreement relating to AIG Children's World Fund -- 2005./4/
     (9)(f) Form of Support Agreement relating to AIG Children's World Fund -- 2005./4/
     (9)(g)  Form of Guarantee Agreement relating to AIG Retiree Fund --
             2003./5/
     (9)(h)  Form of Support Agreement relating to AIG Retiree Fund -- 2003./5/
     (10)(a) Opinion and Consent of counsel with respect to shares of AIG Children's World Fund -- 2005./4/
     (10)(b) Opinions and Consents of counsel with respect to the Guarantee and the Support Agreement relating to AIG Children's World Fund -- 2005./4/
     (10)(c) Opinion and Consent of counsel with respect to shares of AIG Retiree Fund - 2003./6/
     (10)(d) Opinions and Consents of counsel with respect to the Guarantee and the Support Agreement relating to AIG Retiree Fund -- 2003. /7/
     (11)    Consent of independent auditors./7/
     (12)    Not Applicable.
     (13)    Form of Agreement with respect to provision of initial capital./3/
     (14)    Not Applicable.
     (15)(a) Rule 12b-1 Plan relating to AIG Children's Fund -- 2005./2/
     (15)(b) Form of Rule 12b-1 Plan relating to AIG Retiree Fund -- 2003./5/
     (16)    Not Applicable.
     (17)    Not Applicable.
     (18)    Not Applicable.

   ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

   ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


     As of __________, 1996, there were ____ holders of shares of the AIG Children's World Fund -- 2005 series of the Registrant and ____ holders of shares of the AIG Retiree Fund -- 2003 series of the Registrant.

   ITEM 27.  INDEMNIFICATION

  Section 2-418 of the General Corporation Law of the State of Maryland provides that the Registrant may indemnify its directors, officers, employees and agents. Article Twelfth of the Registrant's Articles of Incorporation and
  Article VII of the Registrant's By-Laws provide that the Registrant shall indemnify to the fullest extent permitted by law any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Registrant, provided that no representative of the Registrant shall be indemnified to the extent liability results from misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such representative's office.


____________________

/2/ Filed with Pre-Effective Amendment No. 1 to this Registration Statement on July 21, 1995.

/4/ Filed with Pre-Effective Amendment No. 3 to this Registration Statement on September 13, 1995.

/5/ Filed with Post-Effective Amendment No. 2 to this Registration Statement on November 3, 1995.

/6/   Filed herewith.

/7/   To be filed by subsequent amendment.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant for expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

  The Registrant maintains or intends to obtain, subject to availability and the determination of the directors as to the reasonableness of insurance premiums from time to time, insurance insuring its officers and directors against certain liabilities incurred in their capacities as such, and insuring the Registrant against any payments which it is obligated to make to such persons under the foregoing indemnification provisions.

  The Restated Certificate of Incorporation of AIG (the "Certificate") provides:

      "The Company shall indemnify to the full extent permitted by law any person made, or threatened to be made, a party to an action, suit or proceeding (whether civil, criminal, administrative or investigative) by reason of the fact that he, his testator or intestate is or was a director, officer or employee of the Company or serves or served any other enterprise at the request of the Company."

  Section 6.4 of AIG's By-laws contains a similar provision.

  The Certificate also provides that a director will not be personally liable to the Company or its stockholders for monetary damages for breach of fiduciary duty as a director, except to the extent that such an exemption from liability or limitation thereof is not permitted by the Delaware General Corporation Law (the "GCL").

  Section 145 of GCL permits indemnification against expenses, fines, judgments and settlements incurred by any director, officer or employee of AIG in the event of pending or threatened civil, criminal, administrative or investigative proceedings, if such person was, or was threatened to be made, a party by reason of the fact that he is or was a director, officer or employee of AIG. Section 145 also provides that the indemnification provided for therein shall not be deemed exclusive of any other rights to which those seeking indemnification may otherwise be entitled. In addition, AIG and its subsidiaries maintain a directors' and officers' liability insurance policy.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  AIG Capital Management Corp. (Manager)
  ----------------------------

  AIG Capital Management Corp. is a U.S. registered investment advisor which manages the assets of the AIG Money Market Fund, a separate money market investment portfolio of The Advisors' Inner Circle Fund. The Advisors' Inner Circle Fund is an open end investment company that is registered under the Investment Company Act of 1940. Current total assets under management by the Manager is approximately $300 million.

  The officers and directors of the Manager are:


OFFICER/                           NAME OF
DIRECTOR                           BUSINESS/                                         TIME
NAME                               ADDRESS                  CAPACITY                 PERIOD
--------                           ---------                --------                 ------

AIG CAPITAL MANAGEMENT CORP.:
---------------------
Robert L. Ash          AIG Capital Management Corp.          Chairman/Director         3/95 to
                                                                                       Present

                       AIG Asset Management, Inc.            Chairman of the           3/95 to
                       70 Pine Street                        Board/Director            Present
                       New York, NY 10270


William N. Dooley      AIG Capital Management Corp.          Director                  6/94 to
                                                                                       Present

                       AIG Global Investment Corp.           Director/                 3/88 to
                       (Europe)                                                        Present
                       Ltd.
                       1/11 Harbour Yard
                       Chelsea Harbour
                       London SW10 OXD, United Kingdom

                       American International Group, Inc.    Treasurer                 7/92 to
                       70 Pine Street                                                  Present
                       New York, NY 10270


                       AIG Asset Management, Inc.            Treasurer                 8/92 to
                       70 Pine Street                                                  Present
                       New York, NY 10270


Ronald A. Latz         AIG Capital Management Corp.          Director                  6/94 to
                                                                                       Present

Helen Stefanis         AIG Capital Management Corp.          Director                  3/95 to
                                                                                       Present

Daniel K. Kingsbury    AIG Capital Management Corp.          Director/President        3/95 to
                                                                                       Present



OFFICER/               NAME OF
DIRECTOR               BUSINESS/                                                     TIME
NAME                   ADDRESS                              CAPACITY                 PERIOD
--------               ---------                            --------                 ------
                       AIG Equity Sales Corp.                Vice President            4/95 to
                       80 Pine Street                                                  Present
                       New York, NY 10005


                       AIG Asset Management, Inc.            Director/President        3/95 to
                       70 Pine Street                                                  Present
                       New York, NY 10270


Win J. Neuger          AIG Global Investment Corp.           Director                  4/95 to
                       (Europe)                                                        Present
                       Ltd.

                       American International Group, Inc.    Senior Vice President     2/95 to
                       70 Pine Street                                                  Present
                       New York, NY 10270


                       AIG Global Investment Corp.           Director/Chairman of      3/95 to
                       200 Liberty Street                    the                       Present
                       New York, NY 10281                    Board/President



                       AIG Asset Management, Inc.            Chief Investment Officer  8/95 to
                       70 Pine Street                                                  Present
                       New York, NY 10270

                       AIG Capital Management Corp.          Chief Investment Officer  8/95 to
                                                                                       Present
Linda-Ann S.           AIG Capital Management Corp.          Executive Vice President  8/95 to
Goodwin                                                                               Present

Edward J. Lieber       AIG Capital Management Corp.          Vice President            6/94 to
                                                                                       Present


PART C. OTHER INFORMATION (CONTINUED)

OFFICER/               NAME OF
DIRECTOR               BUSINESS/                                           TIME
NAME                   ADDRESS                       CAPACITY             PERIOD
--------               ---------                     --------             ------

John H. Blevins      AIG Capital Management Corp.  Vice President         3/95 to
                                                                          Present

                                                   Compliance Officer     12/94
                                                                          to
                                                                          Present

                     AIG Asset Management, Inc.    Vice President         3/95 to
                     70 Pine Street                                       Present
                     New York, NY 10270


                                                   Compliance Officer     5/94 to
                                                                          Present

Neil Friedman        AIG Capital Management Corp.  Vice President/        3/95 to
                                                   Comptroller            Present

Lori Carrick         AIG Capital Management Corp.  Assistant Comptroller  3/95 to
                                                                          Present

Elizabeth M. Tuck    AIG Capital Management Corp.  Secretary              6/94 to
                                                                          Present

                     AIG Global Investment Corp.   Secretary              3/91 to
                     200 Liberty Street                                   Present
                     New York, NY 10281


                     AIG Asset Management, Inc.    Secretary              6/92 to
                     70 Liberty Street                                    Present
                     New York, NY 10270


                     AIG Equity Sales Corp.        Secretary              4/91 to
                     80 Pine Street                                       Present
                     New York, NY 10005
==================================================================================

  - AIG Global Investment Corp. (Europe) Ltd.

  - AIG Global Investment Corp. (Europe) Ltd. ("AIG Global Europe"), based in London, is an investment advisor registered with the Investment Management Regulatory Organization Limited. AIG Global Europe provides fixed income and international equity management services primarily to AIG and its subsidiaries, but also provides investment advisory services to third parties including two registered investment companies as described below.

  AIG Global Europe has entered into a sub-advisory agreement with an affiliate, AIG Asset Management, Inc. (a U.S. registered investment advisor), which in turn has entered into a sub-advisory agreement with SunAmerica Asset Management Corp. to provide foreign equity investment expertise to the SunAmerica Global Balanced Fund, a registered investment company.

  AIG Global Europe has also been retained by Alliance Capital Management L.P. to act as sub-advisor to the Global Bond Portfolio, a separate portfolio of Alliance Variable Products Series Fund, Inc., a registered investment company.

  Current total assets under management by AIG Global Europe exceeds $2.9 billion of which approximately $1 billion represents third party assets.

  The Officers and Directors of AIG Global Europe are:


OFFICER/                           NAME OF
DIRECTOR                          BUSINESS/                                            TIME
NAME                               ADDRESS*                       CAPACITY             PERIOD
--------------------  ----------------------------------  ----------------------    -------------

AIG Global Investment Corp. (Europe) Ltd.:


Ian P. Butter         AIG Global Investment Corp.         Director                  1/92 to
                      (Europe) Ltd.                                                 Present

Patrick J. Dempsey    AIG Global Investment Corp.         Director                  3/88 to
                      (Europe) Ltd.                                                 Present

William N. Dooley     AIG Global Investment Corp.         Director                  3/88 to
                      (Europe) Ltd.                                                 Present

                      AIG Capital Management Corp.        Director                  6/94 to
                      70 Pine Street                                                Present
                      New York, NY 10270


                      American International Group, Inc.  Treasurer                 7/92 to
                      70 Pine Street                                                Present
                      New York, NY 10270


OFFICER/                           NAME OF
DIRECTOR                          BUSINESS/                                            TIME
NAME                               ADDRESS*                       CAPACITY             PERIOD
--------------------  ----------------------------------  ----------------------    -------------




                      AIG Asset Management, Inc.          Treasurer                 8/92 to
                      70 Pine Street                                                Present
                      New York, NY 10270

Siegfried Herzog      AIG Global Investment Corp.         Director                  3/88 to
                      (Europe) Ltd.                                                 Present

Lynda A. Loomes       AIG Global Investment Corp.         Secretary                 11/94
                      (Europe) Ltd.                                                 to
                                                                                    Present

Edward E. Matthews    AIG Global Investment Corp.         Chairman/Director         3/88 to
                      (Europe) Ltd.                                                 Present
                      American International Group, Inc.  Director                  3/73 to
                      70 Pine Street                                                Present
                      New York, NY 10270

                                                          Vice Chairman             5/89 to
                                                                                    Present

                      AIG Equity Sales Corp.              Director                  5/87 to
                      80 Pine Street                                                Present
                      New York, NY 10005


                      AIG Global Investment Corp.         Director                  12/85
                      200 Liberty Street                                            to
                      New York, NY 10281                                            Present



Stephen C. Penney     AIG Global Investment Corp.         Director                  3/93 to
                      (Europe) Ltd.                                                 Present

Peter G. Wignall      AIG Global Investment Corp.         Director                  4/92 to
                      (Europe) Ltd.                                                 Present

Ian M. Coulman        AIG Global Investment Corp.         Director                  4/95 to
                      (Europe) Ltd.                                                 Present

Win J. Neuger         AIG Global Investment Corp.         Director                  4/95 to
                      (Europe) Ltd.                                                 Present


OFFICER/                           NAME OF
DIRECTOR                          BUSINESS/                                            TIME
NAME                               ADDRESS*                       CAPACITY             PERIOD
--------------------  ----------------------------------  ----------------------    -------------

                      American International Group, Inc.  Senior Vice President     2/95 to
                      70 Pine Street                                                Present
                      New York, NY 10270


                      AIG Global Investment Corp.         Director/Chairman of      3/95 to
                      200 Liberty Street                  the                       Present
                      New York, NY 10281                  Board/President



                      AIG Capital Management Corp.        Chief Investment Officer  8/95 to
                      70 Pine Street                                                Present
                      New York, NY 10270


* Address of AIG Global Investment Corp. (Europe) Ltd. is 1/11 Harbour Yard, Chelsea Harbour, London SW10 OXD, United Kingdom.

      AIG Global Investment Corp.


      AIG Global Investment Corp. is a U.S. registered investment advisor that provides domestic asset management services primarily to AIG and its subsidiaries, but also provides investment advisory services to third parties (none of which are registered investment companies). Current total assets under management exceed $20.9 billion of which approximately $2.9 billion represents third party assets.

  The Officers and Directors of AIG Global Investment Corp. are:


OFFICER/                           NAME OF
DIRECTOR                          BUSINESS/                                            TIME
NAME                               ADDRESS*                       CAPACITY             PERIOD
--------------------  ----------------------------------  ----------------------    -------------

AIG Global Investment Corp.
-----------------------

Edward E. Matthews       AIG Global Investment Corp.           Director                  12/85
                         200 Liberty Street                                              to
                         New York, NY 10281                                              Present



                         American International Group, Inc.    Director                  3/73 to
                         70 Pine Street                                                  Present
                         New York, NY 10270


                                                               Vice Chairman             5/89 to
                                                                                         Present

                         AIG Global Investment Corp.           Director/Chairman         3/88 to
                         (Europe)                                                        Present
                         Ltd.
                         1/11 Harbour Yard
                         Chelsea Harbour
                         London SW10 OXD, United Kingdom

                         AIG Equity Sales Corp.                Director                  5/87 to
                         80 Pine Street                                                  Present
                         New York, NY 10005


Petros K. Sabatacakis    AIG Global Investment Corp.           Director                  3/92 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


                         American International Group, Inc.    Senior Vice President     2/92 to
                         70 Pine Street                                                  Present
                         New York, NY 10270


Robert E. Sherby         AIG Global Investment Corp.           Vice President/           12/93
                         200 Liberty Street                    Chief Financial Officer   to
                         New York, NY 10281                                              Present



Win J. Neuger            AIG Global Investment Corp.           Director/Chairman of      3/95 to
                         200 Liberty Street                    the                       Present
                         New York, NY 10281                    Board/President



OFFICER/                           NAME OF
DIRECTOR                          BUSINESS/                                            TIME
NAME                               ADDRESS*                       CAPACITY             PERIOD
--------------------  ----------------------------------  ----------------------    -------------

AIG Global Investment Corp.

                         AIG Global Investment Corp.           Director                  4/95 to
                         (Europe)                                                        Present
                         Ltd.
                         1/11 Harbour Yard
                         Chelsea Harbour
                         London SW10 OXD

                         American International Group, Inc.    Senior Vice President     2/95 to
                         70 Pine Street                                                  Present
                         New York, NY 10270


                         AIG Capital Management Corp.          Chief Investment Officer  8/95 to
                         70 Pine Street                                                  Present
                         New York, NY 10270


Robert B. Meyer          AIG Global Investment Corp.           Senior Vice President     12/94
                         200 Liberty Street                                              to
                         New York, NY 10281                                              Present



Robert Morello           AIG Global Investment Corp.           Senior Vice President     1/93 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


Thomas Lanza             AIG Global Investment Corp.           Vice President            1/95 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


Brian McCarthy           AIG Global Investment Corp.           Vice President            3/94 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


Kerry O' Sullivan        AIG Global Investment Corp.           Vice President            5/94 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


David B. Pinkerton       AIG Global Investment Corp.           Vice President            9/89 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


                                                               Managing Director         2/95 to
                                                                                         Present


OFFICER/                           NAME OF
DIRECTOR                          BUSINESS/                                            TIME
NAME                               ADDRESS*                       CAPACITY             PERIOD
--------------------  ----------------------------------  ----------------------    -------------

AIG Global Investment Corp.

Harry P. Rekas           AIG Global Investment Corp.           Vice President            4/93 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


Delia M. Thompson        AIG Global Investment Corp.           Vice President            10/93
                         200 Liberty Street                                              to
                         New York, NY 10281                                              Present



                                                               Director of Operations    2/95 to
                                                                                         Present

Richard Thompson         AIG Global Investment Corp.           Vice President            12/85
                         200 Liberty Street                                              to
                         New York, NY 10281                                              Present



Peter Tierney            AIG Global Investment Corp.           Vice President            5/90 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


Robert M. Troyano        AIG Global Investment Corp.           Comptroller               12/93
                         200 Liberty Street                                              to
                         New York, NY 10281                                              Present



Elizabeth M. Tuck        AIG Global Investment Corp.           Secretary                 3/91 to
                         200 Liberty Street                                              Present
                         New York, NY 10281


                         AIG Capital Management Corp.          Secretary                 6/94 to
                         70 Pine Street                                                  Present
                         New York, NY 10270


                         AIG Equity Sales Corp.                Secretary                 4/91 to
                         80 Pine Street                                                  Present
                         New York, NY 10005


                         AIG Asset Management, Inc.            Secretary                 6/92 to
                         70 Pine Street                                                  Present
                         New York, NY 10270



OFFICER/                           NAME OF
DIRECTOR                          BUSINESS/                                            TIME
NAME                               ADDRESS*                       CAPACITY             PERIOD
--------------------  ----------------------------------  ----------------------    -------------

AIG Global Investment Corp.

Steve Ruoff              AIG Global Investment Corp.           Portfolio Analyst         2/95 to
                         200 Liberty Street                                              Present
                         New York, NY 10281
=================================================================================================

   ITEM 29.  PRINCIPAL UNDERWRITERS



  AIG Equity Sales Corp. also acts as a principal underwriter for:

     1. AIG Life Insurance Company, as depositor on behalf of Variable Account I and Variable Account II; and

     2. American International Life Assurance Company of New York, as depositor for Variable Account A and Variable Account B.


  The Officers and Directors of the Distributor are:


     NAME AND PRINCIPAL        POSITIONS AND OFFICES   POSITIONS AND OFFICES
      BUSINESS ADDRESS           WITH DISTRIBUTOR         WITH REGISTRANT
----------------------------  -----------------------  ---------------------

  Michele L. Abruzzo          President                        None
  80 Pine Street              and Director
  New York, NY 10005

  Kevin N. Clowe              Vice President                   None
  70 Pine Street              and Director
  New York, NY 10270

  Florence A. Davis           General Counsel and              None
  70 Pine Street              Director
  New York, NY 10270


  Kenneth F. Judkowitz        Treasurer & Comptroller          None
  80 Pine Street
  New York, NY 10005

  Edward E. Matthews          Director                         None
  70 Pine Street
  New York, NY 10270


     NAME AND PRINCIPAL        POSITIONS AND OFFICES   POSITIONS AND OFFICES
      BUSINESS ADDRESS           WITH DISTRIBUTOR         WITH REGISTRANT
----------------------------  -----------------------  ---------------------

  Jerome T. Muldowney         Director                         None
  One Chase Manhattan Plz.
  New York, NY 10005

  Robert J. O'Connell         Director                         None
  80 Pine Street
  New York, NY 10005

  Julia Perlman               Director of                      None
  80 Pine Street              Marketing
  New York, NY 10005

  Daniel K. Kingsbury         Vice President                 President
  70 Pine Street
  New York, NY 10270

  Philomena Scamardella       Vice President and               None
  80 Pine Street              Senior Compliance
  New York, NY 10005          Officer

  Ernest E. Stempel           Director                         None
  70 Pine Street
  New York, NY 10270

  Elizabeth M. Tuck           Secretary                 Assistant Secretary
  70 Pine Street
  New York, NY 10270

  Karen F. McDonald           Assistant Secretary              None
  70 Pine Street
  New York, NY 10270


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS - All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following:

  AIG Capital Management Corp., 70 Pine Street, New York, New York 10270 (records relating to its function as investment adviser).

  PFPC International Ltd., 80 Harcourt Street, Dublin, Ireland (records relating to its functions as Administrator).

  PNC Bank, National Association, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113 (records relating to its function as Custodian).

  AIG Equity Sales Corp., 80 Pine Street, New York, New York 10005 (records relating to its function as Distributor).

  ITEM 31. MANAGEMENT SERVICES - None not discussed in the Prospectus or Statement of Additional Information for the Registrant.

   ITEM 32. UNDERTAKINGS

            The Registrant (a) undertakes to file a post-effective amendment under the Securities Act of 1933 with financial statements of a reasonably current date, that may be unaudited, of the AIG Retiree Fund - 2003 within four to six months of the effective date of this Registration Statement and (b) if requested to do so by holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, the State of New York, on the 15th day of January, 1996.

                                      AIG ALL AGES FUNDS, INC.


                                      By:  /s/ Daniel K. Kingsbury
                                           -----------------------
                                      Daniel K. Kingsbury
                                      President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on January 15, 1996.


   Signature                                                      Title
   ---------                                                      -----

    *                                                        Chairman of the
----------------------------------------------------------   Board and Director
Roger Wickers





    *                                                        Director
----------------------------------------------------------
Robert Ash



    *                                                        Director
----------------------------------------------------------
Paul Friedman



    *                                                        Director
----------------------------------------------------------
Linda-Ann S. Goodwin



    *                                                         Director
----------------------------------------------------------
Charles Vinick


    /s/ Daniel K. Kingsbury
----------------------------------------------------------    President (principal
Daniel K. Kingsbury                                           executive officer)


    *
----------------------------------------------------------   Treasurer (principal financial and
J. Fergus McKeon                                             accounting officer)



*By: /s/ Daniel K. Kingsbury
     -----------------------
     Daniel K. Kingsbury
     As Attorney-in-Fact


                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the First Global Equity Portfolio has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Tucker's Town, Bermuda on the 18th day of December, 1995.

                                    FIRST GLOBAL EQUITY PORTFOLIO


                                    By: /s/ Daniel K. Kingsbury
                                        -----------------------
                                        Daniel K. Kingsbury
                                        President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on the 18th day of December, 1995.


   Signature                                            Title
   ---------                                            -----

    *
___________________________________________             Chairman of the Board and Trustee of First
Roger Wickers                                           Global Equity Portfolio


    *
-------------------------------------------             Trustee of First Global Equity Portfolio
Robert Ash

    *
-------------------------------------------             Trustee of First Global Equity Portfolio
Paul Friedman


    *
___________________________________________             Trustee of First Global Equity Portfolio
Linda-Ann S. Goodwin


    *
-------------------------------------------             Trustee of First Global Equity Portfolio
Charles Vinick


    /s/ Daniel K. Kingsbury
___________________________________________             President (principal executive
Daniel K. Kingsbury                                     officer) of First Global Equity Portfolio


    *
-------------------------------------------             Treasurer (principal financial and
J. Fergus McKeon                                        accounting officer) of First Global Equity
                                                        Portfolio


*By: /s/ Daniel K. Kingsbury
     -----------------------
     Daniel K. Kingsbury
     As Attorney-in-Fact

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, the Co-registrant AIG Capital Management Corp. has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, the State of New York on the ____ day of January, 1996.

                                    AIG CAPITAL MANAGEMENT CORP.


                By: ______________________________________________
                    Daniel K. Kingsbury
                    President

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons, in the capacities indicated, on the ____ day of January, 1996.

   Signature                                            Title
   ---------                                            -----

    *
-------------------------------------------             Chairman of the Board and Trustee of First
Roger Wickers                                           Global Equity Portfolio


    *
-------------------------------------------             Trustee of First Global Equity Portfolio
Robert Ash

    *
-------------------------------------------             Trustee of First Global Equity Portfolio
Paul Friedman


    *
-------------------------------------------             Trustee of First Global Equity Portfolio
Linda-Ann S. Goodwin


    *
-------------------------------------------             Trustee of First Global Equity Portfolio
Charles Vinick


    *
-------------------------------------------             President (principal executive
Daniel K. Kingsbury                                     officer) of First Global Equity Portfolio


    *
-------------------------------------------             Treasurer (principal financial and
J. Fergus McKeon                                        accounting officer) of First Global Equity
                                                        Portfolio



*By: __________________________
     Daniel K. Kingsbury
     As Attorney-in-Fact


                                    c - xviii

        Pursuant to the requirements of the Securities Act of 1933, the Co-registrant American International Group, Inc. has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, the State of New York on the ___ day of January, 1996.
                                       AMERICAN INTERNATIONAL GROUP,INC.

                                              BY: ______________________
                                                  Edward E. Matthews
                                                  Vice Chairman


        Pursuant to the requirements of the Securities Act of 1933, this Amendmenet to the Registration Statement has been signed below by the following person, in the capacities indicated, on the ___ day of January, 1996.

   Signature                                            Title
   ---------                                            -----

    *
-------------------------------------------             Chairman and Director (Principal Executive
M.R. Greenberg                                          Officer) of American International Group, Inc.


    *
-------------------------------------------             Vice Chairman and Director (Principal Financial
Edward E. Matthews                                      Officer) of American International Group, Inc.

    *
-------------------------------------------             Executive Vice President and Comptroller
Howard I. Smith                                         (Principal Accounting Officer) of American
                                                        International Group, Inc.
    *
-------------------------------------------             Director of American International Group, Inc.
M. Bernard Aidinoff


    *
-------------------------------------------             Director of American International Group, Inc.
Lloyd M. Bentsen


    *
-------------------------------------------             Director of American International Group, Inc.
Marshall Cohen



    *
-------------------------------------------             Director of American International Group, Inc.
Barber B. Conable Jr.


    *
-------------------------------------------             Director of American International Group, Inc.
Martin Feldstein



Houghton Freeman

    *
-------------------------------------------             Director of American International Group, Inc.
Leslie L. Gonda

    *
-------------------------------------------             Director of American International Group, Inc.
Carla A. Hills

    *
-------------------------------------------             Director of American International Group, Inc.
Frank Hoenemeyer


    *
-------------------------------------------             Director of American International Group, Inc.
John I Howell


    *
-------------------------------------------             Director of American International Group, Inc.
Dean P. Phypers


    *
-------------------------------------------             Director of American International Group, Inc.
John J. Roberts


    *
-------------------------------------------             Director of American International Group, Inc.
Ernest E. Stempel


    *
-------------------------------------------             Director of American International Group, Inc.
Thomas R. Tizzio


*By: ----------------------------------
     Edward E. Matthews
     As Attorney-in-Fact


                                 EXHIBIT INDEX

   A complete list of exhibits is included in Part C, Item 24(b) of the Registration Statement. The following exhibits are filed herewith:

                                                                    Sequentially
                                                                      Numbered
Exhibit                                                                 Page
-------                                                             ------------

(1)(e)        Articles of Amendment, dated January 11, 1996.
(9)(d)(vi)    Power of Attorney of Ms. Linda-Ann S. Goodwin.
(10)(c) Opinion and Consent of Counsel with respect to shares of AIG Retiree Fund -- 2003.